UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Fidelity®
Arizona Municipal Income Fund
and
Fidelity Arizona Municipal Money Market Fund

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Fidelity Arizona Municipal Income Fund
Actual	$ 1,000.00	$ 990.50	$ 2.76
Hypothetical A	$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.60	$ 2.54
Hypothetical A	$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Annual Report

Fidelity Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	1.87%	3.65%	4.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Arizona Municipal Income Fund on August 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Arizona Municipal Income Fund

Municipal bonds struggled during the 12-month period ending August 31, 2007, in response to concerns about higher interest rates. Early on, tax-free securities generated solid gains based on expectations that the Federal Reserve Board would cut interest rates in 2007 to stimulate the economy as inflation remained muted. Later, signs of stronger global economic growth found investors coming to the realization that interest rate cuts were further off in the future than originally expected. The Fed generally appeared to reinforce these new expectations, suggesting that it would stay on hold over the near term, as inflation remained its chief concern. Although munis enjoyed a reasonably strong July amid the renewed hopes that the Fed might lower rates by year end to stem any economic fallout caused by the slowing housing market and the meltdown of the subprime mortgage market, they faltered in August when investors gravitated toward U.S. Treasuries in a flight to quality. Munis generally lagged taxable bonds during the year, due in part to increased supply, as issuers refinanced debt while demand slackened after global markets repriced risk. The Lehman Brothers® Municipal Bond Index - a performance measure of more than 41,000 investment-grade, fixed-rate, tax-exempt bonds - returned 2.30%. In comparison, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, returned 5.26%.

During the past year, the fund gained 1.87% and the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index rose 2.29%. Two primary factors aiding the fund's return were my larger-than-index stake in bonds that were prerefunded during the period and the way in which I allocated the fund's assets across bonds of various maturities. Prerefunding is a process that often helped to boost the bonds' returns. As for the allocation of investments among bond maturities, my decision to overweight longer-term bonds in the initial months of the period proved beneficial, because they outpaced their shorter-term counterparts during that time frame. Later, I distributed the fund more evenly across various maturities, which didn't really affect performance relative to the index. During much of the period, my comparatively large stake in lower-quality investment-grade securities was a plus because they performed well amid robust demand for higher-yielding bonds. However, that positioning detracted from performance in the final months of the period, as a massive repricing of risk put pressure on nearly all bonds except for U.S. Treasuries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.0	16.2
Water & Sewer	20.2	21.5
Special Tax	15.2	17.4
Health Care	12.7	10.5
Electric Utilities	8.7	8.1
Weighted Average Maturity as of August 31, 2007
		6 months ago
Years	8.1	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision. Effective May 2007, the calculation of weighted average maturity was modified to take into account the effect of a security's maturity shortening feature. The prior period figure reflects this change.

Duration as of August 31, 2007
6 months ago
Years	7.0	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
AAA 55.7%	AAA 56.9%
AA,A 31.6%	AA,A 28.5%
BBB 12.1%	BBB 12.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.0%	Not Rated 1.1%
Short-Term Investments and Net Other Assets* (0.5)%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 100.5%
	Principal Amount	Value
Arizona - 92.0%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,054,950
5% 6/1/19 (AMBAC Insured)	1,140,000	1,195,849
Arizona Game & Fish Dept. & Commission (AGF Administration Bldg. Proj.) 5% 7/1/21	1,280,000	1,309,248
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series A, 5% 1/1/21	1,000,000	1,008,830
Series B, 4.4012% 1/1/37 (b)	1,000,000	962,930
(Catholic Healthcare West Proj.) Series A, 6.125% 7/1/09 (Escrowed to Maturity) (d)	245,000	251,164
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,051,040
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (d)	1,000,000	1,086,350
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,029,280
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (c)	500,000	518,260
Arizona Tourism & Sports Auth. Tax Rev. 5.375% 7/1/21 (Pre-Refunded to 7/1/13 @ 100) (d)	2,000,000	2,165,200
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,655,240
5.25% 7/1/13	1,500,000	1,578,795
Chandler Gen. Oblig. 5.7% 7/1/15 (Pre-Refunded to 7/1/10 @ 101) (d)	75,000	79,740
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (b)(c)	1,000,000	1,011,540
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,445,281
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,147,444
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,315,639
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,840,160
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,027,563
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,061,010
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,056,598
5% 12/1/27	1,000,000	955,780
5% 12/1/35	1,000,000	927,300
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	$ 1,000,000	$ 1,010,290
5% 4/1/12	1,470,000	1,491,521
5% 4/1/14	1,000,000	1,012,810
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.) Series A:
5% 7/1/16	680,000	686,365
5% 7/1/16	1,000,000	1,025,760
5.25% 7/1/32	1,000,000	993,060
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,002,720
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,012,430
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,301,567
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (Pre-Refunded to 7/1/15 @ 100) (d)	1,000,000	1,073,490
5% 7/1/22	1,000,000	1,058,050
7.4% 7/1/10	1,000,000	1,097,090
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	524,390
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,070,430
5% 7/1/24 (FGIC Insured)	3,000,000	3,171,840
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,150,000	1,171,103
Northern Arizona Univ. Revs.:
5% 6/1/21 (AMBAC Insured)	1,085,000	1,132,545
5.5% 6/1/23 (Pre-Refunded to 6/1/14 @ 100) (d)	530,000	582,099
5.5% 6/1/26 (Pre-Refunded to 6/1/14 @ 100) (d)	1,305,000	1,433,282
5.5% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,500,000	1,647,450
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	810,883
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,100,000	1,121,483
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	1,160,000	1,184,012
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,018,070
(Muni. Courthouse Proj.) Series A, 5.5% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (d)	200,000	208,364
Series A, 5% 7/1/22 (MBIA Insured)	1,250,000	1,305,163
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20 (AMBAC Insured)	$ 1,000,000	$ 1,038,550
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/24 (MBIA Insured)	1,750,000	1,802,868
5% 7/1/29 (MBIA Insured)	770,000	786,001
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,016,042
5% 7/1/20 (MBIA Insured)	5,000,000	5,216,593
5% 7/1/29 (MBIA Insured)	1,750,000	1,779,330
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,603,800
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,584,225
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,119,560
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,176,760
Series B, 5.375% 7/1/20	1,060,000	1,126,738
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	1,250,000	936,425
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,038
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	885,000	932,702
5% 7/1/20 (AMBAC Insured)	695,000	728,492
5% 7/1/21 (AMBAC Insured)	960,000	1,002,365
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	204,248
Pima County Unified School District #1 Tucson:
(Proj. of 2004) Series C, 5% 7/1/23 (FGIC Insured) (a)	1,000,000	1,035,260
7.5% 7/1/10 (FGIC Insured)	250,000	275,008
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,032,270
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,380,470
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured) (a)	1,000,000	1,053,900
5% 7/1/20 (FGIC Insured) (a)	1,000,000	1,044,130
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B:
5% 7/1/20 (MBIA Insured) (a)	820,000	862,853
5% 7/1/21 (MBIA Insured) (a)	860,000	901,443
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	$ 1,125,000	$ 1,165,871
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,530,600
Series A:
5% 1/1/37	3,000,000	3,059,130
5.25% 1/1/18	1,000,000	1,054,270
5.25% 1/1/19	1,615,000	1,697,397
Series B:
5% 1/1/20	1,500,000	1,552,275
5% 1/1/21	290,000	299,408
5% 1/1/31	1,080,000	1,097,064
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (d)	250,000	270,805
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,051,450
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,750,442
5.5% 7/1/17	1,035,000	1,125,542
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	318,265
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,064,620
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,127,510
5% 7/1/18 (FGIC Insured)	3,295,000	3,471,250
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,150,066
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	558,650
Series A, 7% 7/1/11 (MBIA Insured)	300,000	335,190
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,470,616
5.5% 7/1/14	425,000	452,124
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,741,246
5.25% 7/1/11	310,000	316,752
5.25% 7/1/15	1,000,000	1,022,340
Univ. of Arizona Ctfs. of Prtn.:
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	303,858
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	638,748
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,056,390
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.: - continued
5.25% 6/1/13 (FSA Insured)	$ 245,000	$ 247,568
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (b)(c)	1,000,000	980,140
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	266,320
		118,732,436
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	519,475
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	149,288
		668,763
Puerto Rico - 7.1%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 A, 5.25% 7/1/14	275,000	290,197
Series A, 5.5% 7/1/18	700,000	758,779
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (d)	500,000	557,625
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	763,784
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	239,580
Series N, 5.25% 7/1/39 (FGIC Insured)	1,000,000	1,090,270
5.75% 7/1/19 (FGIC Insured)	700,000	766,444
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	225,000	237,789
Series B, 5% 7/1/17	1,000,000	1,041,930
Series C, 5.5% 7/1/23 (AMBAC Insured)	1,100,000	1,234,123
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000,000	1,042,460
Series C, 5.25% 1/1/15 (c)	500,000	524,095
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	315,000	330,687
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	$ 1,000,000	$ 176,000
0% 8/1/54 (AMBAC Insured)	1,000,000	88,370
		9,142,133
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	300,000	273,591
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	942,330
		1,215,921
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $130,754,444)	129,759,253
NET OTHER ASSETS - (0.5)%	(634,196)
NET ASSETS - 100%	$ 129,125,057
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	21.0%
Water & Sewer	20.2%
Special Tax	15.2%
Health Care	12.7%
Electric Utilities	8.7%
Escrowed/Pre-Refunded	8.4%
Education	7.2%
Others* (individually less than 5%)	6.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $130,754,444)		$ 129,759,253
Cash		3,215,905
Receivable for fund shares sold		8,566
Interest receivable		1,259,465
Other receivables		27,072
Total assets		134,270,261

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,876,796
Payable for fund shares redeemed	29,665
Distributions payable	179,759
Accrued management fee	58,967
Other affiliated payables	17
Total liabilities		5,145,204

Net Assets		$ 129,125,057
Net Assets consist of:
Paid in capital		$ 129,771,980
Undistributed net investment income		22,603
Accumulated undistributed net realized gain (loss) on investments		325,665
Net unrealized appreciation (depreciation) on investments		(995,191)
Net Assets, for 11,599,712 shares outstanding		$ 129,125,057
Net Asset Value, offering price and redemption price per share ($129,125,057 ÷ 11,599,712 shares)		$ 11.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2007

Investment Income
Interest		$ 5,028,208

Expenses
Management fee	$ 660,783
Independent trustees' compensation	389
Miscellaneous	267
Total expenses before reductions	661,439
Expense reductions	(79,968)	581,471
Net investment income		4,446,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	500,193
Futures contracts	(1,655)
Total net realized gain (loss)		498,538
Change in net unrealized appreciation (depreciation) on investment securities		(2,921,742)
Net gain (loss)		(2,423,204)
Net increase (decrease) in net assets resulting from operations		$ 2,023,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2007	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,446,737	$ 3,756,627
Net realized gain (loss)	498,538	614,584
Change in net unrealized appreciation (depreciation)	(2,921,742)	(1,911,405)
Net increase (decrease) in net assets resulting from operations	2,023,533	2,459,806
Distributions to shareholders from net investment income	(4,441,854)	(3,750,345)
Distributions to shareholders from net realized gain	(536,754)	(444,779)
Total distributions	(4,978,608)	(4,195,124)
Share transactions Proceeds from sales of shares	45,307,067	34,578,412
Reinvestment of distributions	2,777,519	2,417,654
Cost of shares redeemed	(23,030,554)	(28,933,112)
Net increase (decrease) in net assets resulting from share transactions	25,054,032	8,062,954
Redemption fees	1,934	1,049
Total increase (decrease) in net assets	22,100,891	6,328,685

Net Assets
Beginning of period	107,024,166	100,695,481
End of period (including undistributed net investment income of $22,603 and undistributed net investment income of $15,552, respectively)	$ 129,125,057	$ 107,024,166
Other Information Shares
Sold	4,000,304	3,054,403
Issued in reinvestment of distributions	245,017	213,568
Redeemed	(2,042,934)	(2,557,580)
Net increase (decrease)	2,202,387	710,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.59	$ 11.56	$ 11.32	$ 11.50
Income from Investment Operations
Net investment income B	.418	.417	.417	.427	.435
Net realized and unrealized gain (loss)	(.205)	(.149)	.087	.306	(.090)
Total from investment operations	.213	.268	.504	.733	.345
Distributions from net investment income	(.418)	(.417)	(.419)	(.427)	(.435)
Distributions from net realized gain	(.055)	(.051)	(.055)	(.066)	(.090)
Total distributions	(.473)	(.468)	(.474)	(.493)	(.525)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.13	$ 11.39	$ 11.59	$ 11.56	$ 11.32
Total Return A	1.87%	2.41%	4.46%	6.58%	3.01%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.48%	.50%	.50%	.53%	.52%
Net investment income	3.70%	3.69%	3.62%	3.72%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,125	$ 107,024	$ 100,695	$ 78,289	$ 68,689
Portfolio turnover rate	15%	22%	13%	14%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/07	% of fund's investments 2/28/07	% of fund's investments 8/31/06
0 - 30	89.7	97.0	93.8
31 - 90	0.9	1.5	0.6
91 - 180	1.7	1.5	0.0
181 - 397	7.7	0.0	5.6
Weighted Average Maturity
	8/31/07	2/28/07	8/31/06
Fidelity Arizona Municipal Money Market Fund	28 Days	9 Days	9 Days
All Tax Free Money Market Funds Average*	28 Days	22 Days	25 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
Variable Rate Demand Notes (VRDNs) 88.2%	Variable Rate Demand Notes (VRDNs) 86.1%
Commercial Paper (including CP Mode) 4.0%	Commercial Paper (including CP Mode) 5.5%
Tender Bonds 3.5%	Tender Bonds 4.3%
Fidelity Municipal Cash Central Fund 1.8%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 4.3%	Other Investments 1.9%
Net Other Assets** (1.8)%	Net Other Assets 2.2%

Current and Historical Seven-Day Yields

	9/3/07	5/28/07	2/26/07	11/27/06	8/28/06
Fidelity Arizona Municipal Money Market Fund	3.52%	3.43%	3.21%	3.20%	3.18%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 101.8%
	Principal Amount	Value
Arizona - 100.0%
Arizona Health Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1779, 4.06% (Liquidity Facility Morgan Stanley) (b)(e)	$ 1,200,000	$ 1,200,000
Series MS 06 1780, 4.06% (Liquidity Facility Morgan Stanley) (b)(e)	1,400,000	1,400,000
Series MS 06 1782, 4.06% (Liquidity Facility Morgan Stanley) (b)(e)	17,170,000	17,170,000
(LaLoma Sr. Living Svcs., Inc. Proj.) 4.01%, LOC Citibank NA, VRDN (b)	2,700,000	2,700,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 3.97%, LOC JPMorgan Chase Bank, VRDN (b)	1,985,000	1,985,000
Series 2005 A, 3.93% (MBIA Insured), VRDN (b)	1,105,000	1,105,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 4.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,300,000	3,300,000
Arizona School Facilities Board Rev.:
Bonds (State School Impt. Proj.) 5.25% 7/1/08	3,430,000	3,473,239
Participating VRDN Series MS 00 497, 4.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,002,500	1,002,500
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,110,000	1,110,000
Arizona State Univ. Revs. Bonds 5% 7/1/08 (FSA Insured)	1,000,000	1,010,635
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series ROC II R2134, 4.03% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,930,000	4,930,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters 06 1539, 3.98% (Liquidity Facility Morgan Stanley) (b)(e)	9,000,000	9,000,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 4.04% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,600,000	3,600,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 4.05%, LOC Bank of America NA, VRDN (b)(d)	2,615,000	2,615,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 4.01% (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,240,000	5,240,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 4.13%, LOC KeyBank NA, VRDN (b)(d)	1,970,000	1,970,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.73%, tender 3/1/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)(d)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 4.01%, LOC KBC Bank NV, VRDN (b)(d)	$ 23,590,000	$ 23,590,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 4.13%, LOC KeyBank NA, VRDN (b)(d)	2,155,000	2,155,000
Maricopa County High School District #201 Participating VRDN Series PZ 229, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,965,000	4,965,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 4.06%, LOC Fannie Mae, VRDN (b)(d)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 4.04%, LOC Fannie Mae, VRDN (b)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	2,700,000	2,700,000
(San Lucas Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 4%, LOC Fannie Mae, VRDN (b)(d)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	10,700,000	10,700,000
(Village Square Apts. Proj.) 4%, LOC Fannie Mae, VRDN (b)(d)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.78% tender 11/8/07, CP mode (d)	3,200,000	3,200,000
(Clayton Homes, Inc. Proj.) Series 1998, 4.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	1,000,000	1,000,000
Maricopa County Peoria Unified School District #11 Bonds 5% 7/1/08 (FSA Insured)	1,420,000	1,434,869
Maricopa County Pub. Fin. Corp. Lease Rev. Participating VRDN Series Putters 1841, 4.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,410,000	6,410,000
Mesa Util. Sys. Rev. Participating VRDN Series PT 4144, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,100,000	3,100,000
Phoenix & Pima County Participating VRDN Series 06 P55U, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	5,600,000	5,600,000
Phoenix & Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RBC I 25, 4.05% (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,530,000	5,530,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix & Pima County Single Family Mortgage Rev. Participating VRDN Series LB 06 P29U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	$ 2,600,000	$ 2,600,000
Phoenix & Pima County Single-family Mortgage Rev. Participating VRDN Series ROC II R 10017, 4.06% (Liquidity Facility Citigroup, Inc.) (b)(d)(e)	3,400,000	3,400,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	1,260,000	1,260,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 4.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,340,000	3,340,000
Series PZ 113, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,130,000	2,130,000
Series PZ 85, 4.07% (Liquidity Facility BNP Paribas SA) (b)(e)	7,250,000	7,250,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN:
Series EC 1078, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,985,000	2,985,000
Series EGL 03 28 Class A, 4.04% (Liquidity Facility Citibank NA) (b)(e)	1,300,000	1,300,000
Series PA 1373, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,850,000	1,850,000
Series Putters 1374, 4.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,985,000	7,985,000
Series ROC II R 11118, 4.03% (Liquidity Facility Citibank NA) (b)(e)	145,000	145,000
Series 1995, 4%, LOC Landesbank Hessen-Thuringen, VRDN (b)(d)	19,300,000	19,300,000
Phoenix Civic Impt. Corp. Rev. Participating VRDN Series LB 07 P74, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	4,205,000	4,205,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series B, 5% 7/1/08	4,370,000	4,417,633
Phoenix Civic Impt. Corp. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 674, 4.03% (Liquidity Facility Citibank NA) (b)(e)	4,120,000	4,120,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 4.04% (Liquidity Facility Citibank NA) (b)(e)	2,000,000	2,000,000
Phoenix Gen. Oblig. Participating VRDN:
Series EC 1118, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,670,000	2,670,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Gen. Oblig. Participating VRDN: - continued
Series PT 1436, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 1,395,000	$ 1,395,000
Series Putters 1873, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,000,000	6,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Westward Ho Apts. Proj.) Series 2003 A, 4.05%, LOC Bank of America NA, VRDN (b)(d)	1,500,000	1,500,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 3.97%, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 4.12%, LOC Wachovia Bank NA, VRDN (b)(d)	700,000	700,000
(Laura Dozer Ctr. Proj.) 4.22%, LOC JPMorgan Chase Bank, VRDN (b)	900,000	900,000
(Phoenix Expansion Proj.) 4.27%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,230,000	2,230,000
(Plastican Proj.) Series 1997, 4.05%, LOC Bank of America NA, VRDN (b)(d)	2,285,000	2,285,000
(Swift Aviation Svcs., Inc. Proj.) 4.08%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	5,080,000	5,080,000
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN:
Series Merlots 01 A23, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	35,000	35,000
Series Merlots 07 E3, 4.07% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	2,900,000	2,900,000
Series MT 156, 4.1% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	880,000	880,000
Series MT 247, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	940,000	940,000
Series MT 283, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,120,000	1,120,000
Series PT 3598, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,140,000	1,140,000
Series RBC I 29, 4.06% (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,900,000	2,900,000
Phoenix, Maricopa, & Pima County Hsg. Single Family Mortgage Rev. Participating VRDN Series PT 4242, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	6,200,000	6,200,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 4.04%, LOC Fannie Mae, VRDN (b)(d)	$ 6,000,000	$ 6,000,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,120,000	1,120,000
Pima County Unified School District #1 Tucson Bonds (Proj. of 2004) Series C, 4% 7/1/08 (FGIC Insured) (a)	2,125,000	2,130,844
Salt River Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R 653, 4.03% (Liquidity Facility Citibank NA) (b)(e)	1,400,000	1,400,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 4.04% (Liquidity Facility Citibank NA) (b)(e)	16,500,000	16,500,000
Series EGL 06 14 Class A, 4.04% (Liquidity Facility Citibank NA) (b)(e)	2,400,000	2,400,000
Series PT 1512, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,470,000	2,470,000
Series 1997 A, 3.73% 9/13/07, CP	1,900,000	1,900,000
Series B, 3.75% 9/5/07, CP	2,800,000	2,800,000
Series C:
3.7% 12/19/07, CP	2,000,000	2,000,000
3.71% 12/14/07, CP	3,900,000	3,900,000
Scottsdale Indl. Dev. Auth. Hosp. Rev.:
Participating VRDN Series ROC II R 578, 4.03% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,955,000	8,955,000
(Scottsdale Health Care Proj.) Series 2006 C, 3.92% (FSA Insured), VRDN (b)	1,200,000	1,200,000
Tempe Union High School District #213 Bonds 7% 7/1/08 (FGIC Insured)	2,200,000	2,258,930
Tucson Wtr. Rev. Participating VRDN Series EC 1088, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,360,000	2,360,000
Yuma & La Paz Counties Community College District Participating VRDN Series Merlots 06 C2, 4.02% (Liquidity Facility Bank of New York, New York) (b)(e)	4,280,000	4,280,000
		340,833,325
Municipal Securities - continued
	Shares	Value
Other - 1.8%
Fidelity Municipal Cash Central Fund, 3.71% (c)	6,100,000	$ 6,100,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $346,933,325)		346,933,325
NET OTHER ASSETS - (1.8)%		(6,084,928)
NET ASSETS - 100%		$ 340,848,397
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 21,814

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $340,833,325)	$ 340,833,325
Fidelity Central Funds (cost $6,100,000)	6,100,000
Total Investments (cost $346,933,325)		$ 346,933,325
Cash		7,604,849
Receivable for investments sold		11,614
Receivable for fund shares sold		4,644,200
Interest receivable		1,745,537
Distributions receivable from Fidelity Central Funds		680
Other receivables		115,404
Total assets		361,055,609

Liabilities
Payable for investments purchased: Regular delivery	4,455,871
Delayed delivery	8,732,878
Payable for fund shares redeemed	6,860,588
Distributions payable	18,143
Accrued management fee	139,705
Other affiliated payables	27
Total liabilities		20,207,212

Net Assets		$ 340,848,397
Net Assets consist of:
Paid in capital		$ 340,820,795
Undistributed net investment income		27,451
Accumulated undistributed net realized gain (loss) on investments		151
Net Assets, for 340,710,649 shares outstanding		$ 340,848,397
Net Asset Value, offering price and redemption price per share ($340,848,397 ÷ 340,710,649 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2007

Investment Income
Interest		$ 10,728,984
Income from Fidelity Central Funds		21,814
Total income		10,750,798

Expenses
Management fee	$ 1,493,508
Independent trustees' compensation	964
Total expenses before reductions	1,494,472
Expense reductions	(366,994)	1,127,478
Net investment income		9,623,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,189
Net increase in net assets resulting from operations		$ 9,626,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2007	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,623,320	$ 6,676,441
Net realized gain (loss)	3,189	10,788
Net increase in net assets resulting from operations	9,626,509	6,687,229
Distributions to shareholders from net investment income	(9,623,312)	(6,678,312)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,169,008,700	824,098,376
Reinvestment of distributions	9,449,361	6,581,701
Cost of shares redeemed	(1,105,350,486)	(780,770,826)
Net increase (decrease) in net assets and shares resulting from share transactions	73,107,575	49,909,251
Total increase (decrease) in net assets	73,110,772	49,918,168

Net Assets
Beginning of period	267,737,625	217,819,457
End of period (including undistributed net investment income of $27,451 and undistributed net investment income of $17,383, respectively)	$ 340,848,397	$ 267,737,625

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.027	.016	.006	.008
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.032	.027	.016	.006	.008
Distributions from net investment income	(.032)	(.027)	(.016)	(.006)	(.008)
Distributions from net realized gain	-	-	-	-	-D
Total distributions	(.032)	(.027)	(.016)	(.006)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.26%	2.78%	1.60%	.60%	.86%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.38%	.37%	.43%	.49%	.48%
Net investment income	3.22%	2.77%	1.63%	.60%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,848	$ 267,738	$ 217,819	$ 156,955	$ 134,118

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 130,734,825	$ 921,792	$ (1,897,364)	$ (975,572)
Fidelity Arizona Municipal Money Market Fund	346,933,325	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Fidelity Arizona Municipal Income Fund	$ 5,809	$ 298,868
Fidelity Arizona Municipal Money Market Fund	27,478	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

August 31, 2007	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 4,441,854	$ 536,754	$ 4,978,608
Fidelity Arizona Municipal Money Market Fund	9,623,312	-	9,623,312
August 31, 2006	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 3,750,345	$ 444,779	$ 4,195,124
Fidelity Arizona Municipal Money Market Fund	6,678,312	-	6,678,312

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $45,235,621 and $17,695,563, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 267

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 79,968	|
Fidelity Arizona Municipal Money Market Fund	366,994

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2007 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1974 or 1991

Trustee of Fidelity Union Street Trust (1974) and Fidelity Union Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-
2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007- present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005) and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002 or 2005

Vice President of Arizona Municipal Money Market (2002) and Arizona Municipal Income (2005). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Arizona Municipal Money Market and Arizona Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-
present), and Fidelity Investments Money Management, Inc. (2001-
present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-
present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-
present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-
present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-
present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Arizona Municipal Income Fund	10/08/07	10/05/07	$0	$.027
Fidelity Arizona Municipal Money Market Fund	10/08/07	10/05/07	$0	$0

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Arizona Municipal Income Fund	$ 492,146

During fiscal year ended 2007, 100% of each fund's income dividends were free from federal income tax, and 5.77% and 47.41% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividend's were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Annual Report

Fidelity Arizona Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because the peer group combines tax-exempt money market funds from several different states.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

Annual Report

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AZI/SPZ-UANN-1007
1.790910.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Municipal Money Market Fund

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,017.00	$ 2.19
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.04	$ 2.19

* Expenses are equal to the Fund's annualized expense ratio of .43%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/07	% of fund's investments 2/28/07	% of fund's investments 8/31/06
0 - 30	87.0	92.7	95.7
31 - 90	1.1	1.7	0.9
91 - 180	1.7	2.7	0.7
181 - 397	10.2	2.9	2.7
Weighted Average Maturity
	8/31/07	2/28/07	8/31/06
Fidelity Municipal Money Market Fund	42 Days	17 Days	18 Days
All Tax-Free Money Market Funds Average*	28 Days	22 Days	25 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
Variable Rate Demand Notes (VRDNs) 77.4%	Variable Rate Demand Notes (VRDNs) 79.1%
Commercial Paper (including CP Mode) 6.3%	Commercial Paper (including CP Mode) 5.4%
Tender Bonds 1.6%	Tender Bonds 2.0%
Municipal Notes 8.5%	Municipal Notes 3.9%
Fidelity Municipal Cash Central Fund 2.9%	Fidelity Municipal Cash Central Fund 3.7%
Other Investments 2.3%	Other Investments 0.4%
Net Other Assets 1.0%	Net Other Assets 5.5%

Current and Historical Seven-Day Yields

	9/3/07	5/28/07	2/26/07	11/27/06	8/28/06
Fidelity Municipal Money Market Fund	3.59%	3.48%	3.26%	3.27%	3.26%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.5%
Alabama Gen. Oblig. Bonds Series A, 5% 8/1/08 (FSA Insured)	$ 10,135	$ 10,251
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(ChapelRidge Apts. Proj.) Series E, 4.12%, LOC Wachovia Bank NA, VRDN (c)(f)	11,000	11,000
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 4.12%, LOC Wachovia Bank NA, VRDN (c)(f)	7,325	7,325
(Liberty Square Apts. Proj.) Series C, 4.12%, LOC Wachovia Bank NA, VRDN (c)(f)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 4.1%, LOC Regions Bank of Alabama, VRDN (c)(f)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series MS 06 2046, 4.1% (Liquidity Facility Morgan Stanley) (c)(f)(h)	20,715	20,715
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	9,010	9,010
Alabama Port Auth. Docks Facilities Rev. Participating VRDN Series PT 3734, 4.06% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	8,600	8,600
Alabama Pub. School & College Auth. Rev. Bonds Series D, 5.25% 8/1/08 (FSA Insured)	9,980	10,120
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 4.07%, LOC Bank of America NA, VRDN (c)(f)	1,920	1,920
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 02 6009 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	4,100	4,100
Series EGL 06 82 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	10,890	10,890
Series ROC II R 10109, 4.09% (Liquidity Facility Citigroup, Inc.) (c)(h)	4,690	4,690
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 4.1%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.02%, VRDN (c)(f)	17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 4.1%, LOC Regions Bank of Alabama, VRDN (c)(f)	3,015	3,015
Huntsville Gen. Oblig. Participating VRDN Series PT 3239, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,235	5,235
Huntsville Health Care Participating VRDN:
Series PA 1467, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	59,665	59,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Huntsville Health Care Participating VRDN: - continued
Series PA 1468, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 67,685	$ 67,685
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 4.1%, LOC Wachovia Bank NA, VRDN (c)(f)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN Series EGL 02 6016 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	5,000	5,000
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 4.13%, LOC KeyBank NA, VRDN (c)(f)	930	930
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 4.12%, LOC Bank of America NA, VRDN (c)(f)	880	880
		289,131
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series PA 1407, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	11,005	11,005
Series Putters 1020, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,840	4,840
Series Putters 1512, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,645	6,645
Alaska Hsg. Fin. Corp. Home Mortgage Rev. Participating VRDN:
Series PT 3940, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,105	5,105
Series Putters 1398 B, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	9,370	9,370
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series PT 862, 4.07% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	9,995	9,995
Alaska Int'l. Arpts. Revs.:
Participating VRDN:
Series Merlots 99 I, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,500	7,500
Series PT 2061, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,535	9,535
Series ROC II R138, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	8,015	8,015
Series 2006 C, 4.1% (MBIA Insured), VRDN (c)(f)	30,000	30,000
Alaska Muni. Bond Bank Auth.:
Bonds Series PT 2343, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	5,730	5,730
Participating VRDN Series PT 1986, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,745	5,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Anchorage Gen. Oblig. Participating VRDN Series PT 2561, 4.09% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 1,910	$ 1,910
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 3.98%, VRDN (c)	19,000	19,000
Series 1994 C, 3.97%, VRDN (c)	24,400	24,400
		158,795
Arizona - 1.4%
Arizona Health Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1780, 4.06% (Liquidity Facility Morgan Stanley) (c)(h)	13,600	13,600
Series MS 06 1782, 4.06% (Liquidity Facility Morgan Stanley) (c)(h)	39,100	39,100
(LaLoma Sr. Living Svcs., Inc. Proj.) 4.01%, LOC Citibank NA, VRDN (c)	11,300	11,300
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,250	5,250
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 4.04%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Lucas Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 4%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 4.04%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.78% tender 11/8/07, CP mode (f)	7,435	7,435
(Clayton Homes, Inc. Proj.) Series 1998, 4.14%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Phoenix & Pima County Participating VRDN Series 06 P55U, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	13,730	13,730
Phoenix & Pima County Single-family Mortgage Rev. Participating VRDN Series ROC II R 10017, 4.06% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	4,020	4,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 3,345	$ 3,345
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,270	4,270
Series PZ 85, 4.07% (Liquidity Facility BNP Paribas SA) (c)(h)	17,000	17,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,380	4,380
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 4.12%, LOC Wachovia Bank NA, VRDN (c)(f)	580	580
(Plastican Proj.) Series 1997, 4.05%, LOC Bank of America NA, VRDN (c)(f)	2,515	2,515
Phoenix Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN:
Series Merlots 01 A23, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	95	95
Series Merlots 07 E3, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,510	4,510
Series MT 156, 4.1% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	3,320	3,320
Series MT 247, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	26,580	26,580
Series MT 283, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,430	4,430
Series PT 3598, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,785	2,785
Phoenix, Maricopa, & Pima County Hsg. Single Family Mortgage Rev. Participating VRDN Series PT 4242, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,645	6,645
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 4.04%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,755	2,755
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 1997 A, 3.75% 9/5/07, CP	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 3.79% tender 9/12/07, CP mode	$ 8,560	$ 8,560
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	50	50
		269,855
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 4.07%, LOC Bank of America NA, VRDN (c)(f)	1,800	1,800
Arkansas Dev. Fin. Auth. Econ. Dev. Rev. (Taber Extrusions Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Arkansas Dev. Fin. Auth. Home Mortgage Rev. Participating VRDN Series BA 98 C, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,080	3,080
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 4.08%, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1139, 4.1% (Liquidity Facility Morgan Stanley) (c)(f)(h)	46,200	46,200
Arkansas Gen. Oblig. Bonds Series A, 5.25% 8/1/08	18,785	19,056
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 4.07%, LOC Fortis Banque SA, VRDN (c)(f)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 4.07%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT 1948, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,660	5,660
		103,696
California - 0.6%
Access to Lns. for Learning Student Ln. Corp. Rev. (Student Ln. Prog.) Series II A9, 4.1%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	34,200	34,200
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,755	5,755
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 4.15% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	56,840	56,840
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.3%, VRDN (c)(f)	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carson Redev. Agcy. Participating VRDN Series PT 2346, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 7,715	$ 7,715
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,790	7,790
		119,100
Colorado - 4.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,785	5,785
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 4%, LOC Fannie Mae, VRDN (c)(f)	7,250	7,250
Arapaho County School District #6, Littleton Participating VRDN:
Series PT 1983, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,320	7,320
Series PT 1984, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,615	5,615
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 4.1%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Ed. Ln. Prog. TRAN 4.25% 8/5/08	21,100	21,196
Colorado Health Facilities Auth. Retirement Hsg. Rev. Bonds Series PZ 82, 3.8%, tender 2/22/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,735	13,735
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 4.15%, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI 00 A3, 4.33% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	70	70
Series FRRI 00 A4, 4.33% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	545	545
Series FRRI L37J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,640	5,640
Series FRRI L9, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	820	820
Series LB 03 L31J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,800	4,800
Series LB 04 F12, 4.3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,895	4,895
Series LB 04 F13, 4.3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,115	6,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Participating VRDN: - continued
Series LB 05 F4, 4.3% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 3,100	$ 3,100
Series Merlots 01 A20, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,215	4,215
Series PT 1373, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,590	1,590
Series Putters 120, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,465	1,465
Colorado Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series LB 07 P55W, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,415	6,415
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series PT 1413, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,175	7,175
Series ROC II R 10119, 4.09% (Liquidity Facility Citigroup, Inc.) (c)(h)	33,305	33,305
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 4.05% (AMBAC Insured), VRDN (c)(f)	45,655	45,655
Series 1989 A, 4.05% (AMBAC Insured), VRDN (c)(f)	72,900	72,900
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 4.3% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,000	5,000
Series LB 05 P2U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,825	6,825
Series LB 06 P15U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,535	7,535
Series LB 07 K51, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	10,300	10,300
Series LB 07 P17, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	30,905	30,905
Series MS 06 2013, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	10,360	10,360
Series MT 372, 4.09% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	8,355	8,355
Series PA 762, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 763, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series PA 764R, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 4,995	$ 4,995
Series PT 3899, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,995	9,995
Series PT 3904, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 4338, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,320	6,320
Series PT 4342, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	18,000	18,000
Series PT 782, 4.09% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	5,515	5,515
Series PT 920, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,500	1,500
Series 2000 B, 4.15% (MBIA Insured), VRDN (c)(f)	196,800	196,800
Series 2000 C, 4.05% (MBIA Insured), VRDN (c)(f)	85,000	85,000
Series 2004 A, 3.97% (CIFG North America Insured), VRDN (c)(f)	25,000	25,000
Denver City & County Gen. Oblig. Participating VRDN Series PT 2043, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,460	5,460
Denver City & County Wtr. Commissioners Participating VRDN Series PT 4010, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,500	6,500
Denver Health & Hosp. Auth. Rev. Participating VRDN Series PT 4229, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	24,750	24,750
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series PZ 112, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,265	5,265
El Paso County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,665	4,665
Series LB 06 P28U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	19,170	19,170
Series MS 1136, 4.1% (Liquidity Facility Morgan Stanley) (c)(f)(h)	507	507
Series Putters 1679, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,975	7,975
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 4.42%, LOC JPMorgan Chase Bank, VRDN (c)(f)	680	680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 4%, LOC Fannie Mae, VRDN (c)(f)	$ 16,000	$ 16,000
(Timberleaf Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	13,850	13,850
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 4%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,665	6,665
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series EGL 7050046 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	4,620	4,620
Univ. of Colorado Hosp. Auth. Rev. Series A, 3.92% (FSA Insured), VRDN (c)	21,200	21,200
Weld County School District #6, Greely Participating VRDN Series PT 1918, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,975	7,975
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 4.1%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		888,788
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S-1:
3.74% tender 12/21/07, CP mode	2,905	2,905
3.74% tender 12/21/07, CP mode	15,000	15,000
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 4.06% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	20	20
Danbury Gen. Oblig. BAN 4.25% 8/1/08	54,080	54,357
Fairfield Gen. Oblig. BAN 4.25% 7/25/08	7,995	8,035
		80,317
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 4.25%, VRDN (c)(f)	5,050	5,050
Series 1993 C, 4.2%, VRDN (c)	4,500	4,500
Series 1994, 4.25%, VRDN (c)(f)	20,700	20,700
Series 1999 A, 4.2%, VRDN (c)	6,730	6,730
Series 1999 B, 4.2%, VRDN (c)(f)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,595	7,595
Series FRRI 02 L8, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,440	3,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Hsg. Auth. Rev. Participating VRDN: - continued
Series LB 07 P91W, 4.24% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 7,975	$ 7,975
Series Merlots 07 C66, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,840	7,840
Series Putter 1513, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	8,170	8,170
Series ROC II R359, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	3,265	3,265
Delaware Trans. Auth. Trans. Sys. Rev. Participating VRDN Series EC 1075, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,825	3,825
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	8,500	8,500
		96,590
District Of Columbia - 3.9%
District of Columbia Gen. Oblig.:
Participating VRDN Series ROC II 99 10, 4.03% (Liquidity Facility Citibank NA) (c)(h)	5,905	5,905
TRAN 4.25% 9/28/07	22,300	22,307
District of Columbia Hsg. Fin. Agcy. Mortgage Rev. Participating VRDN Series BNY 05 5, 4.15% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	27,750	27,750
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 4.05%, LOC Bank of America NA, VRDN (c)(f)	3,095	3,095
(WDC I LP Dev. Proj.) Series 2000, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,185	8,185
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev.:
Bonds Series PT 3088, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	8,555	8,555
Participating VRDN Series PT 2780, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,480	5,480
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 4.17%, LOC Branch Banking & Trust Co., VRDN (c)(f)	4,050	4,050
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	8,240	8,240
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,085	$ 5,085
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series EGL 98 5201, 4.04% (Liquidity Facility Citibank NA) (c)(h)	12,300	12,300
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 06 0151, 4.05% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)(h)	9,400	9,400
Series EGL 06 8 Class A, 4.06% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	9,325	9,325
Series EGL 07 0025, 4.05% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	49,500	49,500
Series EGL 07 0026, 4.05% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	29,590	29,590
Series EGL 07 0122, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	56,550	56,550
Series EGL 7050026 Class A, 4.07% (Liquidity Facility Citibank NA) (c)(f)(h)	5,750	5,750
Series EGL 720050023 Class A, 4.07% (Liquidity Facility Citibank NA) (c)(f)(h)	5,975	5,975
Series MS 06 1635, 4.08% (Liquidity Facility DEPFA BANK PLC) (c)(f)(h)	22,118	22,118
Series MS 06 1688, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	27,455	27,455
Series MS 06 1689, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	10,845	10,845
Series MSTC 5022, 4.07% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	5,000	5,000
Series MT 114, 4.12% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	5,990	5,990
Series MT 13, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,245	8,245
Series PT 1991, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,220	3,220
Series PT 2672, 4.12% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	5,280	5,280
Series PT 4205, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,390	5,390
Series PT 4215, 4.09% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	15,415	15,415
Series PT 4224, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	35,690	35,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series Putters 1017, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 1,375	$ 1,375
Series Putters 1691, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	23,260	23,260
Series ROC II R195, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	5,995	5,995
Series Stars 148, 4.09% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	8,825	8,825
Series TOC 05 MM, 4.04% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	15,000	15,000
Series TOC 06 D, 4.04% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	12,000	12,000
Series A, 3.68% 9/4/07, LOC Bank of America NA, CP (f)	3,000	3,000
Series C, 4.1% (FSA Insured), VRDN (c)(f)	225,770	225,770
Washington DC Metropolitan Transit Auth. Rev. Series A, 3.78% 12/14/07, LOC Wachovia Bank NA, CP	10,000	10,000
		734,415
Florida - 9.8%
Alachua County Shands Healthcare Participating VRDN Series PA 1469, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,800	14,800
Alachua County Shands HealthCare Participating VRDN:
Series PA 1472, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,800	14,800
Series PT 3956, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,000	5,000
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 4.04%, LOC Citibank NA, VRDN (c)(f)	11,415	11,415
(Wickham Club Apts. Proj.) Series A, 4.05%, LOC Wachovia Bank NA, VRDN (c)(f)	7,405	7,405
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,135	3,135
Brevard County School Board RAN 4% 4/25/08	40,200	40,290
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 4.03%, LOC Fannie Mae, VRDN (c)(f)	16,330	16,330
Broward County Gen. Oblig. Participating VRDN Series PT 2138, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,895	13,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series PT 3695, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 3,270	$ 3,270
Citizens Property Ins. Corp. Bonds Series A, 5% 3/1/08 (MBIA Insured)	6,000	6,039
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 4.05%, LOC Fannie Mae, VRDN (c)(f)	10,305	10,305
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 4.03%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,835	3,835
Florida Board of Ed. Participating VRDN:
Series EC 1049, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	24,410	24,410
Series EC 1057, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	26,470	26,470
Series EGL 7053013 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	8,000	8,000
Series PT 3979, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,790	10,790
Series ROC II R 10122, 4.09% (Liquidity Facility Citibank NA) (c)(h)	4,590	4,590
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN:
Series EC 1126, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	17,545	17,545
Series EC 1134, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,255	16,255
Series EC 1150, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,000	5,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series PT 1687, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	41,605	41,605
Series PT 2036, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,565	7,565
Florida Board of Ed. Pub. Ed. Participating VRDN Series PT 1465, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,350	8,350
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.78%, tender 11/1/07 (Liquidity Facility Wachovia Bank NA) (c)(h)(i)	32,215	32,215
Florida Hsg. Participating VRDN Series Clipper 05 17, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	12,115	12,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 3.95%, LOC Freddie Mac, VRDN (c)(f)	$ 24,000	$ 24,000
(Bainbridge Club Apt. Proj.) Series M, 3.95%, LOC Fannie Mae, VRDN (c)(f)	6,070	6,070
(Banyan Bay Apts. Proj.) 3.95%, LOC Fannie Mae, VRDN (c)(f)	8,290	8,290
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 4.03%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Grande Court at North Port Apts. Proj.) Series 2004 E, 4.02%, LOC Fannie Mae, VRDN (c)(f)	6,100	6,100
(Lynn Lake Apts. Proj.) Series B1, 4.03%, LOC Freddie Mac, VRDN (c)(f)	10,100	10,100
(Mill Creek Apts. Proj.) 4.03%, LOC Fannie Mae, VRDN (c)(f)	14,400	14,400
(Pinnacle Grove Apts. Proj.) Series 2003 A, 4.03%, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
(Savannah Springs Apts. Proj.) Series G, 4.02%, LOC Citibank NA, VRDN (c)(f)	7,450	7,450
(Sterling Palms Apts. Proj.) Series F, 4.03%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BS 3051, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	6,730	6,730
Series Merlots 07 C49, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	10,030	10,030
Series MSTC 7028, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	10,940	10,940
Series PT 4273, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	22,990	22,990
Series Stars 07 18, 4.08% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	12,785	12,785
(Riverside Apts. Proj.) Series 2000 1, 4.05%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
(Valencia Village Apts. Proj.) Series G, 4.05%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 4.03%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	39,550	39,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN Series PT 4278, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 16,800	$ 16,800
Series 2002 E, 4.1% (FSA Insured), VRDN (c)(f)	60,115	60,115
Series B:
3.73% 9/10/07, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (f)	6,000	6,000
3.76% 12/5/07, LOC Bayerische Landesbank (UNGTD), LOC State Street Bank & Trust Co., Boston, CP (f)	44,800	44,800
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series MS 1060, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	8,409	8,409
Series PT 2725, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,260	5,260
Series PT 745, 4.12% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	2,500	2,500
Series B, 3.67% 9/4/07, LOC Landesbank Baden-Wuert, CP (f)	32,700	32,700
(Tampa Int'l Arpt. Proj.) Series 2006 C, 4% (MBIA Insured), VRDN (c)(f)	14,500	14,500
Hillsborough County Aviation Auth. Rev. Tampa Int'l. Arpt. Participating VRDN Series MT 417, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	9,995	9,995
Hillsborough County Aviation Tampa Int'l. Arpt. Participating VRDN Series MT 395, 4.12% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	7,245	7,245
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Hunters Run Apts. Proj.) Series 2002 A, 4.05%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Lake Kathy Apt. Proj.) 4.02%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,000	6,000
(Meridian Pointe Apts. Proj.) 4.04%, LOC Citibank NA, VRDN (c)(f)	13,200	13,200
(Morgan Creek Apts. Proj.) 4.03%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
Hillsborough County Port District Participating VRDN Series PT 2571, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,320	4,320
Jacksonville Aviation Auth. Rev. 4.1% (FGIC Insured), VRDN (c)(f)	15,700	15,700
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series C, 3.7% tender 12/12/07 (Liquidity Facility Dexia Cr. Local de France), CP mode	6,700	6,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.: - continued
Series 2001 C, 3.73% 9/13/07 (Liquidity Facility JPMorgan Chase Bank), CP	$ 18,000	$ 18,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 4%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	34,000	34,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	6,995	6,995
Series MS 01 811, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,958	7,958
Series PT 2269, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,155	5,155
Series ROC II R14, 4.05% (Liquidity Facility Citibank NA) (c)(f)(h)	6,870	6,870
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds (Multi-county Prog.) Series B, 4.45% 9/2/08 (b)	10,500	10,554
Miami Gen. Oblig. Participating VRDN Series EC 1168, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,015	12,015
Miami-Dade County Aviation Rev. Participating VRDN:
Series EGL 07 0073, 4.05% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)(h)	59,300	59,300
Series EGL 07 0105, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	22,070	22,070
Series EGL 07 0126, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	66,365	66,365
Series LB 05 L23, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,855	6,855
Series MS 06 1303, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	5,000	5,000
Series MS 06 1326, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	8,895	8,895
Series MS 06 1977, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	13,575	13,575
Series MT 177, 4.09% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	14,805	14,805
Series MT 345, 4.09% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	11,950	11,950
Series ROC II R 7535, 4.06% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	9,735	9,735
Series ROC II R 9120, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	16,685	16,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev. Participating VRDN: - continued
Series UBS 07 1014, 4.06% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	$ 11,900	$ 11,900
Series UBS 07 1015Z, 4.06% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	14,300	14,300
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 90 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 4.02%, LOC Citibank NA, VRDN (c)(f)	17,510	17,510
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 3642, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,250	2,250
Miami-Dade County Aviation Rev. Participating VRDN Series MSTC 7014 Class A, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	6,250	6,250
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	12,900	12,900
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 4.02%, LOC Citibank NA, VRDN (c)(f)	6,920	6,920
(Osprey Ridge Apts. Proj.) Series 2000 H, 4.03%, LOC Fannie Mae, VRDN (c)(f)	8,260	8,260
(West Point Villas Apt. Proj.) Series 2000 F, 4.03%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 4.13%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	1,000	1,000
Orange County Tourist Dev. Tax Rev. Participating VRDN Series EC 1171, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	63,470	63,470
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 4.05%, LOC Fannie Mae, VRDN (c)(f)	3,700	3,700
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 4.05%, LOC Fannie Mae, VRDN (c)(f)	18,500	18,500
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MT 66, 4.1% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	4,605	4,605
Series PT 2239, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,860	3,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 993, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 4,100	$ 4,100
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 4.05%, LOC Fannie Mae, VRDN (c)(f)	4,700	4,700
Seminole County School District TAN 4.25% 9/17/08 (b)	20,000	20,117
South Florida Wtr. Mg District Ctfs. Prtn. Participating VRDN Series Eagle 06 0136, 4.04% (Liquidity Facility Citibank NA) (c)(h)	19,730	19,730
South Miami Health Facilities Baptist Health Participating VRDN:
Series MT 436, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	20,835	20,835
Series PA 1488, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,375	9,375
Series PA 1490, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,000	8,000
Series PA 1491, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,820	9,820
Series PA 1492, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,820	9,820
Series PT 4125, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,120	5,120
St. Johns County School Board Participating VRDN Series PT 3576, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,665	16,665
Sunshine State Govt. Fing. Commission Rev. Series I:
3.72% 12/14/07 (CIFG North America Insured), CP (f)	20,000	20,000
3.73% 9/14/07 (CIFG North America Insured) (AMBAC Insured), CP	64,000	64,000
3.75% 9/5/07 (CIFG North America Insured), CP (f)	34,525	34,525
3.75% 9/7/07 (CIFG North America Insured), CP (f)	62,300	62,300
Tampa Bay Wtr. Util. Sys. Rev. 4.05%, LOC Bank of America NA, VRDN (c)(f)	76,900	76,900
		1,822,102
Georgia - 3.8%
Atlanta Arpt. Rev.:
Participating VRDN:
Series Merlots 00 CCC, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,000	5,000
Series MS 00 313, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,425	7,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev.: - continued
Participating VRDN:
Series MS 06 1626X, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	$ 8,250	$ 8,250
Series MT 11, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,960	5,960
Series MT 373, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series MT 43, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	9,680	9,680
Series B2, 3.73% 9/14/07, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP	21,875	21,875
Atlanta Finl. Guarantee Ins. Co. Participating VRDN 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	15,310	15,310
Atlanta Hsg. Auth. Multi-family Rev. 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,100	8,100
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,200	4,200
(Capitol Gateway Apts. Proj.) 4.07%, LOC Bank of America NA, VRDN (c)(f)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 4.07%, LOC Fannie Mae, VRDN (c)(f)	4,115	4,115
(Collegetown at Harris Homes Phase I Proj.) 4.06%, LOC Fannie Mae, VRDN (c)(f)	7,530	7,530
(Peaks at West Atlanta Proj.) Series 2001, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,710	4,710
Series A, 4.02%, LOC Wachovia Bank NA, VRDN (c)(f)	18,950	18,950
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 4.03%, LOC Regions Bank of Alabama, VRDN (c)(f)	7,500	7,500
(Canton Mill Lofts Proj.) Series 1999, 4.08%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,915	13,915
Carrollton Hsg. Auth. Multifamily Rev. (Magnolia Lake Apts. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	11,740	11,740
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 4.08%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	83,800	83,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.): - continued
Series 2000 C, 4.08%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	$ 82,355	$ 82,355
Cobb County School District BAN 4% 12/31/07	10,000	10,011
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,965	5,965
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 4.02%, LOC Freddie Mac, VRDN (c)(f)	10,045	10,045
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 4.12%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,400	1,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,555	3,555
(Wesley Club Apts. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,500	8,500
Fulton County Dev. Auth. Rev. Health Sys. Catholic Health East Participating VRDN Series PA 1477, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,720	10,720
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls Apt. Proj.) Series 1999, 4.03%, LOC Wachovia Bank NA, VRDN (c)(f)	18,000	18,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	10,300	10,300
George L Smith II World Congress Ctr. Auth. Rev. Participating VRDN Series MS 06 1634, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	9,280	9,280
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN:
Series Merlots 06 B11, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,200	7,200
Series Merlots 07 H10, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	17,075	17,075
Series MS 06 1836, 4.1% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,140	7,140
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,595	4,595
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,500	2,500
(Mayor's Point Term. Proj.) Series 1992, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	900	900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 4.07%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 6,260	$ 6,260
4.12%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,600	3,600
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,600	15,600
(Herrington Woods Apt. Proj.) Series 1996 A, 4.05%, LOC Fannie Mae, VRDN (c)(f)	12,735	12,735
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 4.07%, LOC Bank of America NA, VRDN (c)(f)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,930	1,930
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 4.12%, LOC Regions Bank of Alabama, VRDN (c)(f)	15,555	15,555
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 4.05%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series PT 3825, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,875	10,875
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,200	2,200
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds Second Series 1995, 3.76%, tender 7/1/08 (c)	27,800	27,800
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 4.12%, LOC JPMorgan Chase Bank, VRDN (c)(f)	900	900
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 4.02%, LOC Wachovia Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 4.17%, VRDN (c)(f)	21,500	21,500
(Kaolin Terminals, Inc. Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	27,971	27,971
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 4.12%, LOC Regions Bank of Alabama, VRDN (c)(f)	$ 12,790	$ 12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 4.02%, LOC Wachovia Bank NA, VRDN (c)(f)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 4.06%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,000	15,000
Winder-Barrow County Joint Dev. Auth. Solid Waste Disp. Rev. 4.3%, VRDN (c)(f)	6,250	6,250
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,800	2,800
		716,537
Hawaii - 0.9%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series LB 07 P21, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	25,635	25,635
Series MSTC 01 147 Class A, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	11,185	11,185
Series PA 1110, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 1238, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,695	1,695
Series PT 3809, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,220	7,220
Series PT 3889, 4.03% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	11,300	11,300
Series ROC II R59, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series EGL 07 0034, 4.05% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	79,200	79,200
Series PA 1062, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,370	6,370
Series PA 1224, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,670	4,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN: - continued
Series PA 795R, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 8,900	$ 8,900
Hawaii Gen. Oblig. Participating VRDN Series EGL 00 1101, 4.04% (Liquidity Facility Citibank NA) (c)(h)	6,470	6,470
		175,135
Illinois - 4.5%
Aurora Single Family Mortgage Rev. Participating VRDN:
Series Merlots 07 E2, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	12,735	12,735
Series Merlots 07 E4, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,400	7,400
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 4.07%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	38,625	38,625
Chicago Board of Ed. Participating VRDN:
Series PT 2446, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,440	5,440
Series ROC II R 10097, 4.09% (Liquidity Facility Citibank NA) (c)(h)	10,390	10,390
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 4.04% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Series EGL 98 1302, 4.04% (Liquidity Facility Citibank NA) (c)(h)	11,600	11,600
Series PT 4122, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,220	7,220
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 4.15%, LOC Harris NA, VRDN (c)(f)	3,450	3,450
(MRC Polymers, Inc. Proj.) Series 2001, 4.07%, LOC LaSalle Bank NA, VRDN (c)(f)	5,236	5,236
Chicago O'Hare Int'l. Arpt. Participating VRDN Series PT 3977, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN:
Series BA 99 X2, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	32,670	32,670
Series BA 99 X1, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	14,995	14,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series Merlots 01 A85, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 5,655	$ 5,655
Series MT 49, 4.09% (Liquidity Facility DEPFA BANK PLC) (c)(f)(h)	6,000	6,000
Series MT 53, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	16,650	16,650
Series MT 59, 4.09% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	6,145	6,145
Series PA 1198, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	15,425	15,425
Series PA 1199, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,000	7,000
Series PA 1200, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,250	2,250
Series PT 2345, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,560	2,560
Series PT 755, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,000	7,000
Series PT 756, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,990	7,990
Series PT 980, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,325	5,325
Series Putters 1364 Z, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,140	4,140
Series Putters 250, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,375	11,375
Series Putters 253, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	9,995	9,995
Series Putters 368Z, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	10,850	10,850
Series Putters 370, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,995	4,995
Series Putters 383, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,495	7,495
Series Putters 670, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,300	7,300
Series Putters 845Z, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	14,640	14,640
Series ROC II R69, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	18,070	18,070
Series ROC II R70, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	5,670	5,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A:
3.78% 10/15/07, LOC Dexia Cr. Local de France, LOC Fortis Banque SA, CP (f)	$ 14,033	$ 14,033
3.78% 10/18/07, LOC Dexia Cr. Local de France, LOC Fortis Banque SA, CP (f)	8,350	8,350
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 3.99%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 4.02%, LOC LaSalle Bank NA, VRDN (c)(f)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,195	4,195
Series PT 2041, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,705	7,705
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	330	330
Series FRRI 02 L24J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	645	645
Series Merlots 00 A31, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	55	55
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Cook County Gen. Oblig. Participating VRDN Series PA 591, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,300	5,300
Cook County School District # 162 Matteson Bonds Series PT 3040, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	6,325	6,325
Cook County School District #135 Participating VRDN Series PT 3120, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,680	5,680
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 4.05%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,165	4,165
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 4.15%, LOC Harris NA, VRDN (c)(f)	3,015	3,015
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 3.84% tender 9/12/07, CP mode (f)	23,325	23,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 4.1%, LOC Bank of America NA, VRDN (c)(f)	$ 2,800	$ 2,800
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 4.09%, LOC Harris NA, VRDN (c)(f)	1,462	1,462
(R&R Enterprises 2nd Proj.) Series 1999 A, 4.15%, LOC Harris NA, VRDN (c)(f)	4,030	4,030
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 3.97%, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Bonds Series PZ 80, 3.8%, tender 2/22/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,470	12,470
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 4.07%, LOC HSBC Bank USA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
4.05%, LOC Wachovia Bank NA, VRDN (c)(f)	23,000	23,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 4.01% (MBIA Insured), VRDN (c)(f)	14,860	14,860
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 4.05%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 4.04% (Liquidity Facility Citibank NA) (c)(h)	9,100	9,100
Series EGL 02 1301 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	5,900	5,900
Series EGL 02 1304 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	5,040	5,040
Series EGL 02 6025 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Series EGL 7053002 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	15,225	15,225
Series PT 2009, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,720	4,720
Illinois Health Facilities Auth. Rev. Participating VRDN Series PA 848R, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,190	5,190
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 4.04%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Rev. Participating VRDN:
Series LB 06 P38U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 8,375	$ 8,375
Series LB 07 P78W, 4.24% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,000	6,000
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN Series SG 3, 4.09% (Liquidity Facility Societe Generale) (c)(h)	4,000	4,000
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 4.04% (Liquidity Facility Citibank NA) (c)(h)	5,000	5,000
Series PT 1929, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,540	7,540
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1997 A, 4.02%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,670	4,670
Series 1998 A, 4.02% (MBIA Insured), VRDN (c)(f)	550	550
Kane, McHenry, Cook & DeKalb Counties United School District #300 Participating VRDN Series PT 3947, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	27,855	27,855
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 4.04%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Bonds Series PT 1989, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	15,020	15,020
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 4.04% (Liquidity Facility Citibank NA) (c)(h)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series EGL 02 6001 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	4,600	4,600
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 4.15%, LOC Harris NA, VRDN (c)(f)	3,135	3,135
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 4.04%, LOC Fannie Mae, VRDN (c)(f)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	560	560
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.98%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
Springfield Arpt. Auth. Arpt. Rev. Bonds (Garrett Aviation Services Proj.) 4.4% 2/1/08 (Gen. Elec. Co. Guaranteed) (f)	6,095	6,111
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series PZ 47, 4.07% (Liquidity Facility BNP Paribas SA) (c)(h)	$ 10,380	$ 10,380
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
4.04%, LOC LaSalle Bank NA, VRDN (c)(f)	7,490	7,490
4.04%, LOC LaSalle Bank NA, VRDN (c)(f)	4,875	4,875
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,630	5,630
		843,902
Indiana - 2.4%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 4.08%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,710	5,710
Brownsburg 1999 School Bldg. Corp. Participating VRDN Series PT 3234, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,100	6,100
Carmel Wtrwks. Rev. BAN Series A, 4.5% 9/21/07	20,000	20,009
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN Series PT 3103, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,955	5,955
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 4.07%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,400	2,400
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 4.06%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,919	7,919
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 4.04%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	1,999	1,999
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.07%, VRDN (c)(f)	19,500	19,500
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	34,200	34,283
Indiana Dev. Fin. Auth. Envir. Rev.:
(Mittal Steel Co. Proj.) 4%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	8,100	8,100
(PSI Energy, Inc. Proj.) Series B, 3.99%, LOC Calyon, VRDN (c)(f)	21,000	21,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 4.37%, VRDN (c)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 6,250	$ 6,250
Series 2002 B, 4.07%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 3.99%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mortgage Rev. Participating VRDN:
Series Merlots 07 C52, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,795	7,795
Series PA 1423 R, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,500	7,500
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 12, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	9,995	9,995
Series Merlots 01 A2, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	810	810
Series Merlots 97 H, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,065	2,065
Series Putters 1204, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,085	5,085
Series ROC II R99, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	3,015	3,015
Indiana State Univ. Revs. Series 2005, 3.75% 9/12/07, LOC JPMorgan Chase Bank, CP	25,300	25,300
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN:
Series PT 2262, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,125	5,125
Series PT 3249, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,655	5,655
Indianapolis Arpt. Auth. Participating VRDN Series MSTC 06 263 Class A, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	10,390	10,390
Indianapolis Arpt. Auth. Rev. Participating VRDN Series LB 05 L24, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	16,395	16,395
Indianapolis Arpt. Facilities Rev. Series 1999:
3.78% 9/6/07, LOC JPMorgan Chase Bank, CP (f)	8,335	8,335
3.82% 9/12/07, LOC JPMorgan Chase Bank, CP (f)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Arpt. Rev. Participating VRDN Series AAB 06 34, 4.07% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)(h)	$ 19,520	$ 19,520
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 4.05%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	9,845	9,845
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 4.09%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,300	6,300
(US LLC Proj.) Series 1996, 4.42%, LOC JPMorgan Chase Bank, VRDN (c)(f)	200	200
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 4.09% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	16,270	16,270
Series Putters 1154, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	14,170	14,170
Series Putters 1424, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	16,870	16,870
Series Putters 3490, 4.09% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	7,675	7,675
Indianapolis Local Pub. Impt. Bond Bank Wtrwks. Participating VRDN Series PT 3963, 4.06% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	6,525	6,525
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,620	5,620
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 4.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	600	600
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 3.94%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,200	8,200
Purdue Univ. Rev. Participating VRDN Series PT 3510, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,150	8,150
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 3.96%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Series 1999 A, 3.96%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 3.96%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 4.13%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	3,305	3,305
		453,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.5%
Iowa Fin. Auth.:
Participating VRDN:
Series LB 03 L21J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 5,780	$ 5,780
Series LB 04 L33J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,155	9,155
Series 2003 F, 4.1% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	11,385	11,385
Series 2005 C, 4.1% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	12,000	12,000
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 00 N, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	4,280	4,280
Series Putters 1205, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,390	7,390
Series ROC II R74, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	2,510	2,510
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	34,100	34,307
		86,807
Kansas - 0.7%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 4.05%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Johnson County Wtr. District #001 Wtr. Rev. Participating VRDN:
Series PZ 236, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,530	10,530
Series PZ 237, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,480	11,480
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 4.04% (Liquidity Facility Citibank NA) (c)(h)	5,000	5,000
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 4.09%, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
Olathe Gen. Oblig. BAN Series A, 4% 6/1/08	25,700	25,758
Sedgwick & Shawnee Counties Participating VRDN Series Merlots 07 C45, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,160	5,160
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	46,890	46,890
		137,718
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.7%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 4.01%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 10,000	$ 10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 4.18% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 4.18% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	65,650	65,650
Series 1993 B, 4.18% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 3.97%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 4.09%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 4.42%, LOC JPMorgan Chase Bank, VRDN (c)(f)	690	690
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,475	5,475
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 4.01%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 4.1% (AMBAC Insured), VRDN (c)(f)	31,200	31,200
Kentucky Hsg. Participating VRDN Series Clipper 05 35, 4.04% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	10,000	10,000
Kentucky Hsg. Auth. Participating VRDN 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,740	8,740
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN:
Series 03 L49J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,460	2,460
Series PA 1445, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,050	8,050
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 4%, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series PT 2702, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,815	14,815
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 4.14%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 4.03%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 7,450	$ 7,450
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series B, 4.01% (United Parcel Svc. of America Guaranteed), VRDN (c)(f)	17,200	17,200
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 4.04% (Liquidity Facility Citibank NA) (c)(h)	6,115	6,115
Louisville Reg'l. Arpt. Auth. Sys. Rev. Participating VRDN Series LB 05 P3U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,345	11,345
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	15,100	15,100
Series 1984 B2, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,830	9,830
Series 1984 B3, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,615	9,615
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 4.15%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	2,050	2,050
		308,235
Louisiana - 1.6%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 996, 4.1% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,315	7,315
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 4.06% (Liquidity Facility Citigroup, Inc.) (c)(h)	8,065	8,065
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 4.1%, VRDN (c)(f)	7,500	7,500
Jefferson Parish Fin. Auth. Participating VRDN Series GS 07 28TP, 4.02% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	47,700	47,700
Lafayette Util. Sys. Rev. Participating VRDN Series PT 2323, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,190	5,190
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 4.23% (ConocoPhillips Guaranteed), VRDN (c)(f)	24,000	24,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0137, 4.04% (Liquidity Facility Citibank NA) (c)(h)	11,550	11,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN: - continued
Series EGL 06 73 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	$ 9,900	$ 9,900
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 99 A52, 4.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	1,580	1,580
Series MS 1224, 4.1% (Liquidity Facility Morgan Stanley) (c)(f)(h)	14,900	14,900
Participating VRDN Series Clipper 05 11, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	3,052	3,052
Louisiana Hsg. Fin. Agcy. Single Family Mortgage Rev. Participating VRDN Series PT 4258, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	17,700	17,700
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,765	5,765
New Orleans Aviation Board Rev. Series 1997 A, 4.1% (MBIA Insured), VRDN (c)(f)	17,670	17,670
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 4.07% (Liquidity Facility Citibank NA) (c)(h)	5,790	5,790
Port New Orleans Board Commerce Rev. 4.02%, LOC BNP Paribas SA, VRDN (c)(f)	19,355	19,355
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 4.01%, LOC Wachovia Bank NA, VRDN (c)(f)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 4.1%, VRDN (c)(f)	15,000	15,000
Series 1994 A, 4.1%, VRDN (c)(f)	14,700	14,700
Series 1994 B, 4.06%, VRDN (c)	10,600	10,600
Series 1995, 4.1%, VRDN (c)(f)	43,600	43,600
		303,532
Maine - 1.0%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	12,500	12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 4.12% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	140	140
Series MT 185, 4.12% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	380	380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN: - continued
Series MT 207, 4.12% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	$ 120	$ 120
Series MT 275, 4.12% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	305	305
Series MT 375, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	550	550
Maine Hsg. Auth. Mortgage Purchase Rev.:
Bonds:
(Maine Gen. Mortgage Proj.) Series 2006 H, 3.62%, tender 12/17/07 (c)(f)	22,800	22,800
Series 2007 B, 3.75%, tender 5/15/08 (c)(f)	8,500	8,500
Series D, 3.82%, tender 7/18/08 (c)(f)	15,000	15,000
Series F, 3.65%, tender 9/14/07 (c)(f)	35,000	35,000
Participating VRDN Series BA 99 P, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	11,115	11,115
Series 2003 E2:
4.1% (AMBAC Insured), VRDN (c)(f)	25,450	25,450
4.1% (AMBAC Insured), VRDN (c)(f)	17,515	17,515
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 4.1%, LOC Fannie Mae, VRDN (c)(f)	22,100	22,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 4.03%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	2,000	2,000
		182,475
Maryland - 1.9%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 3.7% tender 9/7/07, LOC Wachovia Bank NA, CP mode (f)	35,000	35,000
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.96% tender 9/10/07, LOC Wachovia Bank NA, CP mode	48,000	48,000
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.97%, LOC BNP Paribas SA, VRDN (c)	6,100	6,100
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985:
3.8% tender 9/6/07, LOC Wachovia Bank NA, CP mode	5,000	5,000
3.88% tender 9/6/07, LOC Wachovia Bank NA, CP mode	13,700	13,700
Baltimore Rev. Participating VRDN Series SGA 20, 4.02% (Liquidity Facility Societe Generale) (c)(h)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore Wtr. & Swr. Rev. Participating VRDN Series EC 1097, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 6,030	$ 6,030
Maryland Cmnty. Dev. Administration Participating VRDN Series LB 07 P45W, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,000	4,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. Participating VRDN Series LB 07 P26W, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,500	7,500
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds Series N, 3.72% 9/12/07 (f)	21,000	21,000
Participating VRDN:
Series LB 04 L24, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,255	9,255
Series LB 04 L59J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,630	5,630
Series LB 04 L75J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,800	7,800
Series Merlots 07 C54, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	14,770	14,770
Series MT 160, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,480	2,480
Series MT 311, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	25	25
Series PT 3188, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	1,325	1,325
Series Putters 1206, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,560	7,560
Series Putters 1515, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,185	6,185
Series Putters 1759, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	8,695	8,695
Series RBC I 27, 4.05% (Liquidity Facility Royal Bank of Canada) (c)(f)(h)	10,845	10,845
Series UBS 07 1004, 4.06% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	6,665	6,665
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Single Family Hsg. Rev. Participating VRDN:
Series MSTC 7027, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	4,800	4,800
Series MT 478, 4.1% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	6,110	6,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	$ 1,600	$ 1,600
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,000	15,000
Maryland Gen. Oblig. Participating VRDN Series EC 1072, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,425	13,425
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 3.94%, LOC Fannie Mae, VRDN (c)(f)	10,200	10,200
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,850	1,850
Series MT 313, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	20	20
Series MT 314, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,935	2,935
Series MT 88, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	2,720	2,720
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	15,465	15,465
Series PT 842, 4.09% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	9,995	9,995
		347,260
Massachusetts - 0.1%
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Participating VRDN Series BS 3061, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	14,995	14,995
Michigan - 1.7%
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	7,365	7,365
Series GS 06 100 TP, 4% (Liquidity Facility DEPFA BANK PLC) (c)(h)	22,891	22,891
Series PT 3755, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,955	22,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Putters 200, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 4,100	$ 4,100
Michigan Bldg. Auth. Rev. Participating VRDN Series PZ 119, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,660	12,660
Michigan Hosp. Fin. Auth. Rev. Participating VRDN:
Series MT 460, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,505	11,505
Series PT 732, 4.03% (Liquidity Facility Svenska Handelsbanken AB) (c)(h)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 4.03%, LOC Bank of America NA, VRDN (c)(f)	7,520	7,520
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series B:
4.18% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	12,800	12,800
4.18% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	70,800	70,800
Michigan Muni. Bond Auth. Rev. RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	44,100	44,437
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) 4.22%, VRDN (c)	4,700	4,700
(Fintex LLC Proj.) Series 2000, 4.11%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,100	1,100
(Majestic Ind., Inc. Proj.) 4.11%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,500	1,500
(YMCA Metropolitan Lansing Proj.) 3.99%, LOC LaSalle Bank Midwest NA, VRDN (c)	9,625	9,625
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 07 0017, 4.05% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	11,300	11,300
Series EGL 07 0128, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	20,845	20,845
Series MT 203, 4.09% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	16,125	16,125
Series Putters 2667, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	18,280	18,280
Series Putters 836, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,555	7,555
Series ROC II R 9105, 4.06% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	4,155	4,155
		316,518
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 1.6%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 4.08%, LOC LaSalle Bank NA, VRDN (c)(f)	$ 7,195	$ 7,195
(Regatta Commons Proj.) Series A, 4.08%, LOC LaSalle Bank NA, VRDN (c)(f)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN:
Series MT 60, 4.12% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	1,490	1,490
Series MT 61, 4.12% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	2,725	2,725
Series PT 2816, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	585	585
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 4.09%, LOC Fannie Mae, VRDN (c)(f)	4,325	4,325
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 4.09%, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpts. Rev:
Participating VRDN:
Series PT 1457, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,085	5,085
Series PT 1459, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,555	5,555
Series PT 2844, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,375	7,375
Series PT 735, 4.09% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	5,225	5,225
Series Putters 1903, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	6,550	6,550
3.81% 9/12/07, LOC WestLB AG, CP (f)	6,768	6,768
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series PT 4232, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	13,570	13,570
Series PT 4233, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,150	22,150
Minneapolis & Saint Paul Metropolitan Arpts. Commission Participating VRDN Series PT 4038, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,250	5,250
Minnesota Participating VRDN Series EC 1059, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,360	14,360
Minnesota Gen. Oblig. Bonds 5% 8/1/08	37,675	38,114
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy.:
Bonds:
(Minnesota Residential Hsg. Fin. Proj.):
Series B, 3.7% 3/4/08 (f)	$ 15,500	$ 15,500
Series P, 3.58%, tender 11/29/07 (c)(f)	4,950	4,950
(Residential Hsg. Fin. Proj.) Series 2007 G, 3.73% 5/29/08 (f)	45,800	45,800
Participating VRDN:
Series LB 03 L28J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,600	4,600
Series LB 04 L23, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,215	5,215
Series LB 06 K23, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,000	5,000
Series LB 07 P53W, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,595	6,595
Series Merlots 01 B3, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,450	1,450
Series MS 06 1800, 4.1% (Liquidity Facility Morgan Stanley) (c)(f)(h)	5,000	5,000
Series Putters 1207, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,475	5,475
Minnesota Pub. Facilities Auth. Clean Wtr. Rev. Participating VRDN Series PT 4208, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,450	8,450
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 4.05%, LOC LaSalle Bank NA, VRDN (c)(f)	15,445	15,445
Rochester Health Care Facilities Rev. Bonds (Mayo Clinic Proj.) Series A, 3.74% tender 9/10/07 (Liquidity Facility Wachovia Bank NA), CP mode	15,000	15,000
		293,502
Mississippi - 0.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 4.05%, VRDN (c)(f)	18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 4.01%, LOC JPMorgan Chase Bank, VRDN (c)(f)	20,300	20,300
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.07%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series PT 3240, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	17,795	17,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. Participating VRDN Series Putters 138, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	$ 11,895	$ 11,895
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 4.12%, LOC Wachovia Bank NA, VRDN (c)(f)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 4.12%, LOC Wachovia Bank NA, VRDN (c)(f)	9,670	9,670
(Colony Park Apts. Proj.) Series 1998 I, 4.12%, LOC Regions Bank of Alabama, VRDN (c)(f)	8,000	8,000
Mississippi Home Corp. Single Family Mortgage Rev. Participating VRDN Series PT 4260, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	22,020	22,020
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,085	1,085
		122,065
Missouri - 1.4%
Clay County Pub. School District Participating VRDN Series PT 2195, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,025	6,025
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	13,000	13,000
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 4.04%, LOC Freddie Mac, VRDN (c)(f)	11,900	11,900
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 4.05%, LOC Fannie Mae, VRDN (c)(f)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 4.06%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	13,210	13,210
(Lutheran High School Assoc. Proj.) 3.99%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,400	4,400
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 48 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	9,835	9,835
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 4.1%, LOC Bank of America NA, VRDN (c)(f)	37,800	37,800
Series 2005 E, 4.04% (MBIA Insured), VRDN (c)(f)	7,750	7,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mortgage Rev. Participating VRDN:
Series BA 02 K, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	$ 3,450	$ 3,450
Series FRRI 03 L5J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,990	4,990
Series GS 07 84TP, 4.04% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	12,000	12,000
Series LB 04 L15, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,920	3,920
Series LB 04 L35J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,885	4,885
Series Putters 1208, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,850	3,850
Series Putters 1514, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,300	2,300
Series Putters 224, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,540	1,540
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 14, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	8,275	8,275
Series FRRI A64, 4.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	710	710
Series Merlots 01 A28, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,425	1,425
Missouri Hwy. & Trans. Commission Participating VRDN Series PT 4015, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,125	4,125
Saint Louis Arpt. Rev. Participating VRDN:
Series EC 1086, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,480	16,480
Series MT 414, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	9,990	9,990
Series PT 4013, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,310	9,310
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 C, 4%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,050	4,050
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 4.08%, LOC LaSalle Bank NA, VRDN (c)(f)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.): - continued
Series B, 4.08%, LOC LaSalle Bank NA, VRDN (c)(f)	$ 5,965	$ 5,965
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	32,060	32,060
		255,795
Montana - 0.2%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	1,820	1,820
Series Clipper 2006 2, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	15,020	15,020
Series LB 03 L33J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	13,570	13,570
Series LB 04 6, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,705	5,705
Series Merlots 02 A19, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	1,300	1,300
Montana Board of Hsg. Single Family Mortgage Rev. Participating VRDN Series PT 4170, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,820	7,820
		45,235
Nebraska - 0.5%
Central Plains Energy Nebraska Gas Proj. Rev. Participating VRDN Series EC 1121, 4.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,400	15,400
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 4.05%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 4.05% (MBIA Insured), VRDN (c)(f)	40,000	40,000
Nebraska Hsg. Participating VRDN 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,005	9,005
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series FRRI L31, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	705	705
Series Merlots 00 UU, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,930	2,930
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN: - continued
Series PT 4326, 4.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 13,965	$ 13,965
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 16 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	5,330	5,330
		90,335
Nevada - 2.5%
Clark County Arpt. Rev.:
Bonds Series B1, 5% 7/1/08 (f)	71,800	72,497
Participating VRDN:
Series BS 331, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	10,015	10,015
Series MT 31, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	11,590	11,590
Series PT 2358, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,170	5,170
Series Putters 498, 4.05% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)(h)	21,035	21,035
Series Putters 910, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,295	5,295
Series ROC II R 7534, 4.06% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	13,155	13,155
Series ROC II R 9086, 4.06% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	20,560	20,560
Clark County Fuel Tax Participating VRDN:
Series PZ 132, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,710	8,710
Series PZ 135, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,175	6,175
Clark County Indl. Dev. Rev.:
Participating VRDN:
Series Floaters 04 1181, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	3,170	3,170
Series MS 06 1325, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	14,400	14,400
Series Putters 1765, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,230	11,230
(Southwest Gas Corp. Proj.) Series A, 4%, LOC Bank of America NA, VRDN (c)(f)	27,750	27,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Passenger Facility Charge Rev. McCarren Int'l. Arpt. Participating VRDN Series Stars 07 31, 4.05% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	$ 11,000	$ 11,000
Clark County School District Participating VRDN:
Series PT 3261, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,940	15,940
Series PT 3404, 4.05% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,800	22,800
Series PZ 166, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	30,190	30,190
Series PZ 168, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,420	18,420
Clarke County Hwy. Impt. Rev. Participating VRDN Series EC 1101, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,515	15,515
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series 2659, 4.06% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,650	4,650
Las Vegas Valley Wtr. District Participating VRDN Series PT 1672, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,365	16,365
Nevada Dept. of Bus. & Industry:
(Republic Svcs., Inc. Proj.) 4.3%, VRDN (c)(f)	24,900	24,900
(Valley Joist, Inc. Proj.) Series A, 4.12%, LOC Regions Bank of Alabama, VRDN (c)(f)	6,845	6,845
Nevada Gen. Oblig.:
Bonds Series A, 5% 8/1/08 (FSA Insured)	5,180	5,241
Participating VRDN Series PZ 141, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,435	4,435
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	845	845
(Horizon Apt. Hsg. Proj.) Series 2000 A, 4%, LOC Fannie Mae, VRDN (c)(f)	5,510	5,510
Nevada Hwy. Impt. Rev. Participating VRDN Series Putters PZ 154, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	19,010	19,010
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series PT 3212, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,670	10,670
Reno Hosp. Rev. Renown Reg'l. Med. Ctr. Participating VRDN Series MT 423, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,490	22,490
		465,578
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 1.4%
Manchester Arpt. Rev. 4.15% (FGIC Insured), VRDN (c)(f)	$ 31,760	$ 31,760
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 4.05%, LOC Wachovia Bank NA, VRDN (c)(f)	10,500	10,500
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 4.05%, LOC Bank of America NA, VRDN (c)(f)	2,400	2,400
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 B, 3.77% tender 9/13/07, CP mode	40,600	40,600
Series A, 3.7% tender 11/8/07, CP mode (f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 4%, LOC Wachovia Bank NA, VRDN (c)(f)	4,625	4,625
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 4.35%, LOC HSBC Bank USA, VRDN (c)(f)	2,750	2,750
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 4.05%, LOC Deutsche Bank AG, VRDN (c)(f)	20,000	20,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 4.02%, LOC Fannie Mae, VRDN (c)(f)	15,800	15,800
New Hampshire Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series BA 01 B, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	1,080	1,080
Series Clipper 05 3, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	48,000	48,000
Series LB 05 P4, 4.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,600	6,600
Series LB 07 P69W, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,585	3,585
Series Merlots 00 A29, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,335	1,335
Series Merlots 00 B13, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	370	370
Series Merlots 01 A51, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,880	1,880
Series Merlots 01 A82, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,105	2,105
Series Merlots 97 F, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,925	1,925
Series PA 1404R, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,935	16,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN: - continued
Series PA 351, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 525	$ 525
Series Putters 1210 B, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,815	6,815
Series Putters 1284 B, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,505	6,505
Series Putters 1555, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,035	6,035
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,840	11,840
		263,970
New Jersey - 0.5%
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	15,813	15,830
Essex County Gen. Oblig. BAN 4.25% 8/20/08	17,600	17,700
Fair Lawn Gen. Oblig. BAN Series A, 4% 12/19/07	11,749	11,759
Madison Borough Gen. Oblig. BAN 4% 10/19/07	11,200	11,204
Passaic County Gen. Oblig. BAN 4% 5/14/08	33,386	33,458
Stafford Township BAN 4% 12/19/07	10,408	10,417
		100,368
New Mexico - 0.7%
Albuquerque Gen. Oblig. Bonds Series A, 5% 7/1/08	4,285	4,331
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 4.07%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,785	1,785
New Mexico Edl. Assistance Foundation Student Ln. Rev. Participating VRDN Series RBC I 36, 4.06% (Liquidity Facility Royal Bank of Canada) (c)(f)(h)	24,695	24,695
New Mexico Mortgage Fin. Auth. Participating VRDN:
Series GS 07 56TP, 4.04% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	30,600	30,600
Series Merlots 00 A9, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,875	1,875
Series Merlots 01 A37, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,795	4,795
Series MS 06 1948, 4.1% (Liquidity Facility Morgan Stanley) (c)(f)(h)	12,260	12,260
Series LB06 P56, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,015	5,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Mortgage Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series PA 1506, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 23,240	$ 23,240
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	9,861	9,861
New Mexico Severance Tax Rev. Bonds Series A, 5% 7/1/08	15,000	15,160
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	5,180	5,180
		138,797
New York - 0.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 3.74% 9/5/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	45,000	45,000
New York & New Jersey - 0.8%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 4.05% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	151,450	151,450
Non State Specific - 1.6%
Multi-state Participating VRDN:
Series Putters 1850 F, 4.15% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	40,515	40,515
Series PZP 015, 4.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,165	12,165
Multi-state Hsg. Participating VRDN:
Series Clipper 04 11, 4.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	30,304	30,304
Series Clipper 05 18, 4.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	20,553	20,553
Series Clipper 05 19, 4.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,603	5,603
Series Clipper 06 2, 4.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	12,055	12,055
Series Clipper 06 6, 4.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	11,903	11,903
Series Clipper 07 14, 4.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	15,100	15,100
Series Clipper 07 19, 4.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - continued
Multi-state Hsg. Participating VRDN: - continued
Series LB 04 L68J, 4.38% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 16,260	$ 16,260
Series LB 05 L11, 4.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,745	11,745
Series LB 05 LJ5, 4.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	19,790	19,790
Series LB 06 P30U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,925	11,925
Series LB 07 P81W, 4.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	26,000	26,000
Nebraska & Ohio Hsg. Participating VRDN Series LB 07 P75W, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	23,715	23,715
Rhode Island & Pennsylvania Hsg. Participating VRDN Series LB 07 P80W, 4.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	26,000	26,000
		292,133
North Carolina - 2.5%
Brunswick County Enterprise Participating VRDN PT 2235, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,310	5,310
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 4.13%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	2,000	2,000
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	3,000	3,000
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,470	5,470
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 4.12%, VRDN (c)(f)	18,100	18,100
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 4.15%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	2,650	2,650
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	5,910	5,910
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	3,200	3,200
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN Series EGL 7053016 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
(Duke Energy Corp. Proj.):
Series 2006 A, 4.05%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 32,700	$ 32,700
Series 2006 B, 4%, LOC Wachovia Bank NA, VRDN (c)(f)	52,000	52,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 4.03% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	29,600	29,600
Series FRRI 02 L7, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,645	2,645
Series FRRI 03 L17, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,400	1,400
Series Merlots 06 B12, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	9,190	9,190
Series Putters 1553, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,045	5,045
North Carolina Hwy. Participating VRDN Series EC 1138, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,275	15,275
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2005 A2, 4.02% (AMBAC Insured), VRDN (c)(f)	43,500	43,500
Piedmont Triad Arpt. Auth. Series B, 4.05% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	32,990	32,990
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Participating VRDN Series Putters 2012, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,860	4,860
Series 2006 B, 4.15% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	75,000	75,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	6,500	6,500
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
4.02%, LOC Wachovia Bank NA, VRDN (c)(f)	30,855	30,855
4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	7,000	7,000
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	5,900	5,900
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	42,710	42,710
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 4.15%, LOC Harris NA, VRDN (c)(f)	$ 1,200	$ 1,200
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,100	5,100
		464,450
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy. Rev.:
Series 2003 A:
4% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	9,300	9,300
4% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	12,490	12,490
Series A, 4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	7,600	7,600
		29,390
Ohio - 1.1%
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 4%, LOC Nat'l. City Bank Cleveland, VRDN (c)	6,100	6,100
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 4%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,400	7,400
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4.1% (Deutsche Post AG Guaranteed), VRDN (c)(f)	35,700	35,700
Series 2007 B, 4.1% (Deutsche Post AG Guaranteed), VRDN (c)(f)	35,700	35,700
Series 2007 C, 4.1% (Deutsche Post AG Guaranteed), VRDN (c)(f)	31,300	31,300
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 4.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	5,400	5,400
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,495	12,495
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 4.15%, VRDN (c)	13,700	13,700
Series A, 3.96%, LOC Barclays Bank PLC, VRDN (c)(f)	8,000	8,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 98 B, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	17,500	17,500
Series BA 98 Q, 4.1% (Liquidity Facility Bank of America NA) (c)(f)(h)	19,010	19,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN: - continued
Series LB 03 L46J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 3,700	$ 3,700
Series Putters 1334, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,255	2,255
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 4.05%, LOC Charter One Bank NA, VRDN (c)(f)	3,800	3,800
(Pedcor Invts. Willow Lake Apts. Proj.) Series A, 4.06%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	2,400	2,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.98%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 4.13%, LOC KeyBank NA, VRDN (c)(f)	2,200	2,200
		214,760
Oklahoma - 0.5%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	5,900	5,900
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,300	3,300
Oklahoma City Gen. Oblig. Participating VRDN Series Putters 855, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	15	15
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 3.6%, tender 12/1/07 (c)(f)	18,350	18,350
(Shawnee Fdg. LP Proj.) Series 1996, 4.07%, LOC Bank of Nova Scotia, VRDN (c)(f)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Single Family Mortgage Rev. Participating VRDN Series Clipper 04 3, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	21,885	21,885
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P42, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,000	6,000
Series LB 99 A5, 4.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	940	940
Series Putters 1380, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	10,650	10,650
Oklahoma Industries Auth. Rev. Bonds (INTEGRIS Health Proj.) 6% 8/15/08 (AMBAC Insured)	4,465	4,562
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 3.99%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	$ 10,120	$ 10,120
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 4.1%, LOC Bank of America NA, VRDN (c)(f)	1,200	1,200
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B2, 4.03% (Liquidity Facility Bank of America NA) (c)(h)	7,000	7,000
		93,022
Oregon - 0.8%
Oregon Dept. of Administrative Svcs. Participating VRDN Series EC 1169, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,400	14,400
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 4.13%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	3,715	3,715
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	28,700	28,900
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,130	6,130
Series MT 228, 4.1% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	36,940	36,940
Series MT 229, 4.07% (Liquidity Facility Lloyds TSB Bank PLC) (c)(h)	7,635	7,635
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,340	5,340
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 4.25% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	11,750	11,750
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	24,730	24,730
		141,040
Pennsylvania - 3.4%
Allegheny County Arpt. Auth. Arpt. Rev. Participating VRDN Series PT 3965, 4.09% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	6,820	6,820
Allegheny County Arpt. Auth. Rev. Participating VRDN Series PT 3891, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,420	4,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 8,400	$ 8,400
Berks County Indl. Dev. Auth. Rev. Bonds Series 1996, 3.84% tender 9/12/07, CP mode (f)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 4.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	70,300	70,300
Series 1998 A2, 4.09%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 4.07%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	950	950
Guthrie Health Participating VRDN:
Series BS 7047, 4.1% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	10,000	10,000
Series GS 7048, 4.1% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	18,310	18,310
Lehigh County Gen. Oblig. Participating VRDN Series MT 385, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,970	12,970
Lehigh County Gen. Purp. Auth. Participating VRDN Series PA 1457, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,750	18,750
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 4.07%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,000	2,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 3.78% tender 11/8/07, CP mode (f)	18,250	18,250
Series 1991, 3.92% tender 9/4/07, CP mode (f)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 4.07%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 3.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,000	13,000
(Merck & Co. Proj.) Series 2000, 4.02%, VRDN (c)(f)	17,000	17,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) 4.01%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	5,600	5,600
Series 1994 B3, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1996 D5, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 1,500	$ 1,500
Series 1997 B1, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Series 1997 B4, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Series 1997 B6, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	200	200
Series 1997 B8, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B9, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.3%, VRDN (c)(f)	4,650	4,650
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 4.115%, VRDN (c)(f)	8,400	8,400
Series B, 4.13% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	6,900	6,900
Pennsylvania Gen. Oblig. Participating VRDN:
Series EC 1142, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,620	9,620
Series EC 1166, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,150	15,150
Pennsylvania Health Sys. Rev. Catholic Health East Participating VRDN Series PA 1483, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,955	3,955
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 4% (AMBAC Insured), VRDN (c)(f)	18,600	18,600
Series 2002 B, 4.05% (FSA Insured), VRDN (c)(f)	47,200	47,200
Series A:
4% (AMBAC Insured), VRDN (c)(f)	20,000	20,000
4.05% (FSA Insured), VRDN (c)(f)	79,000	79,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series LB 06 P35, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,500	4,500
Pennsylvania Hsg. Fin. Agcy. Single Family Mortgage Rev. Participating VRDN Series PT 890, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,800	4,800
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series EGL 06 161, 4.04% (Liquidity Facility Citibank NA) (c)(h)	19,000	19,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Arpt. Rev.:
Participating VRDN Series SG 118, 4.09% (Liquidity Facility Societe Generale) (c)(f)(h)	$ 9,715	$ 9,715
Series 2005 C, 4% (MBIA Insured), VRDN (c)(f)	48,500	48,500
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series MT 342, 4.09% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	8,745	8,745
Series PA 882, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,795	3,795
Philadelphia Gen. Oblig. TRAN Series A, 4.5% 6/30/08	27,400	27,583
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 4.05% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	13,320	13,320
Saint Mary's Hosp. Auth. Pennsylvania Health Sys. Rev. Catholic Health East Participating VRDN Series 1480, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,035	7,035
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4.25% 4/24/08	19,100	19,175
		644,168
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,205	2,205
Series Putters 971, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,450	3,450
Rhode Island Hsg. & Mortgage Fin. Corp. Participating VRDN Series UBS 07 1002, 4.06% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,000	7,000
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN Series PT 3618, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,295	6,295
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev. Participating VRDN Series PT 3634, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,900	6,900
		30,850
South Carolina - 1.6%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 4.02%, VRDN (c)(f)	8,100	8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 4.07%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 7,650	$ 7,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev. Participating VRDN Series PT 2549, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,180	6,180
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 4.03%, LOC Bank of America NA, VRDN (c)(f)	11,075	11,075
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 4.08%, VRDN (c)	16,000	16,000
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	8,825	8,825
South Carolina Assoc. of Governmental Organizations (SCAGO) TAN 4.25% 4/11/08	73,100	73,356
South Carolina Hsg. Fin. & Dev. Auth. Mortgage Rev.:
Bonds Series B, 3.87% 9/1/08 (b)(f)	16,700	16,700
Participating VRDN:
Series BA 01 L, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	1,525	1,525
Series PA 1072, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,735	4,735
Series ROC II R398, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	2,060	2,060
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	7,000	7,000
(Alfmeier Corp. Proj.) 4.07%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	1,600	1,600
(Carolina Ceramics LLC Proj.) 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	3,200	3,200
(Carolinas Recycling Group Proj.) Series 2001, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	3,100	3,100
(Chambers Richland Co. Landfill Proj.) Series 1997, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Keys Printing Co. Proj.) 4.12%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 1,100	$ 1,100
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 4.05%, LOC Wachovia Bank NA, VRDN (c)(f)	1,100	1,100
Series 1997 B, 4.05%, LOC Wachovia Bank NA, VRDN (c)(f)	1,800	1,800
Series C, 4.05%, LOC Wachovia Bank NA, VRDN (c)(f)	6,225	6,225
(Paxar Corp. Proj.) Series 1996, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,800	4,800
(Ring Missouri LP Proj.) Series 1999, 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,785	1,785
(Turnils North America Proj.) Series 1999, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series MS 06 1390X, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	10,308	10,308
Series 1998 B, 4.15% (FSA Insured), VRDN (c)(f)	25,000	25,000
South Carolina Pub. Svc. Auth. Rev. 3.7% 12/12/07, CP	8,000	8,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series PT 2306, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,100	5,100
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.82% tender 11/1/07, CP mode	26,000	26,000
		293,069
South Dakota - 0.6%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,150	6,150
South Dakota Hsg. Dev. Auth.:
Bonds:
(South Dakota Homeownership Mortgage Proj.):
Series C, 4.5% 6/1/08 (f)	11,175	11,236
Series F, 4.5% 2/1/08 (f)	14,500	14,546
Series F, 4.25% 8/15/08 (f)	24,300	24,401
Participating VRDN:
Series Clipper 05 9, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	10,095	10,095
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Hsg. Dev. Auth.: - continued
Participating VRDN:
Series LB 05 L18, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 11,650	$ 11,650
Series LB 06 K21, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,015	6,015
Series PA 1436, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,480	10,480
Series Putters 1415, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,650	3,650
(Harmony Heights Proj.) Series 2001, 4.1%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
		104,723
Tennessee - 2.6%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 4.05%, LOC Bank of America NA, VRDN (c)(f)	14,000	14,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series MT 241, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	25,295	25,295
Series PA 1348, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,000	6,000
Series PA 1351, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,950	4,950
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 4.03%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 4.18%, VRDN (c)(f)	11,600	11,600
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 4.02%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
Memphis Gen. Oblig.:
3.68% 9/12/07 (Liquidity Facility WestLB AG), CP	16,000	16,000
3.83% 11/15/07 (Liquidity Facility WestLB AG), CP	36,100	36,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 4.01%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	8,000	8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	36,815	36,815
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN: - continued
Series PT 706, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 5,525	$ 5,525
Series PT 718, 4.12% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Metropolitan Nashville Arpt. Auth. Passenger Facilities Charge Rev. 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	12,375	12,375
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 4.12%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 4.05%, LOC LaSalle Bank NA, VRDN (c)(f)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 4.02% (AMBAC Insured), VRDN (c)(f)	15,985	15,985
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	16,870	16,870
Sumner County Health & Edl. Hosp. Rev. Participating VRDN Series MT 480, 4.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,510	9,510
Tennessee Gen. Oblig. Series A:
3.75% 9/14/07 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	15,000	15,000
3.75% 9/14/07 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	15,000	15,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	34,285	34,285
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 4.06% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,420	2,420
Series BS 3064, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	6,995	6,995
Series FRRI 02 L13, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,785	2,785
Series LB L32J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,900	2,900
Series Merlots C51, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	14,655	14,655
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy. Participating VRDN: - continued
Series MS 06 1842, 4.1% (Liquidity Facility Morgan Stanley) (c)(f)(h)	$ 7,528	$ 7,528
Series PT 3433, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,935	9,935
Tennessee Hsg. Dev. Agcy. Single Family Hsg. Rev. Participating VRDN:
Series LB 07 P76W, 4.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	37,380	37,380
Series LB 07 P77W, 4.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	33,725	33,725
Vanderbilt Univ. Series A, 3.9% 10/9/07, CP	14,000	14,000
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 4.07%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		485,128
Texas - 14.8%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN Series PA 1429, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,220	2,220
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19, 4.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	10,000	10,000
Austin Elec. Util. Sys. Rev. Participating VRDN Series ROC II R 10100, 4.09% (Liquidity Facility Citibank NA) (c)(h)	8,310	8,310
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 4.03% (Liquidity Facility Bank of America NA) (c)(h)	8,915	8,915
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series PZ 157, 4.07% (Liquidity Facility Wells Fargo & Co.) (c)(h)	8,395	8,395
Brazos County Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 76, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,705	4,705
Brazos River Auth. Poll. Cont. Rev.:
Bonds (TXU Energy Co. LLC Proj.) 5.55% 5/1/33 (Pre-Refunded to 5/1/08 @ 102) (f)(g)	5,000	5,157
(Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 4.01%, LOC Wachovia Bank NA, VRDN (c)(f)	99,290	99,290
Series 2001 D2, 4.01%, LOC Wachovia Bank NA, VRDN (c)(f)	28,190	28,190
(Texas Utils. Energy Co. Proj.) Series A, 4%, LOC Wachovia Bank NA, VRDN (c)(f)	41,530	41,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 4.1%, VRDN (c)(f)	$ 10,500	$ 10,500
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.85% tender 9/12/07, CP mode	12,000	12,000
Brazosport Independent School District Participating VRDN:
Series PT 1690, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,920	4,920
Series PT 2315, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,305	5,305
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 4.07%, LOC HSBC Bank USA, VRDN (c)(f)	6,250	6,250
Burleson Gen. Oblig. Participating VRDN Series PT 2545, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,540	6,540
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 4.01%, LOC Wachovia Bank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 4.01%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 4.05%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 4.01%, LOC Wachovia Bank NA, VRDN (c)(f)	25,000	25,000
4.01%, LOC Wachovia Bank NA, VRDN (c)(f)	25,000	25,000
Canadian River Muni. Wtr. Auth. Participating VRDN Series PT 2792, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,790	5,790
Canutillo Independent School District Participating VRDN Series PT 1936, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,760	4,760
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	3,000	3,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 4.01%, LOC Citibank NA, VRDN (c)(f)	14,300	14,300
Copperas Cove Independent School District Participating VRDN Series PT 3046, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,570	5,570
Cypress-Fairbanks Independent School District Participating VRDN:
Series PT 2283, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,735	9,735
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Participating VRDN: - continued
Series PT 3893, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,240	$ 5,240
Dallas Area Rapid Transit Participating VRDN Series PT 3928, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,475	5,475
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PA 1195, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,265	5,265
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,575	6,575
Dallas Fort Worth Int'l. Arpt. Rev.:
Bonds Series A, 5% 11/1/07 (f)	4,300	4,308
Participating VRDN:
Series EGL 03 20 Class A, 4.06% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	16,800	16,800
Series LB 06 P19U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,975	9,975
Series Merlots 00 II, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	14,895	14,895
Series Merlots 02 A13, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	12,895	12,895
Series Merlots 03 A34, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,990	4,990
Series PT 2156, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,190	5,190
Series PT 2318, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,570	5,570
Series PT 3875, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,170	10,170
Series PT 682, 4.09% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	9,005	9,005
Series PT 825, 4.09% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	9,995	9,995
Series Putters 1019, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	2,035	2,035
Series Putters 1022, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,470	4,470
Series Putters 1259, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,810	5,810
Series Putters 1704Z, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	2,115	2,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series Putters 201, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 18,245	$ 18,245
Series Putters 202, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	23,220	23,220
Series Putters 350, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,140	7,140
Series Putters 353, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,220	7,220
Series Putters 354, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,000	5,000
Series Putters 355, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,995	7,995
Series Putters 604, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,125	2,125
Series Putters 778, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,015	4,015
Series ROC II R268, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	3,000	3,000
Series MT 407, 3.75% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)(i)	12,490	12,490
Series PT 3976, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,245	10,245
Dallas Independent School District Participating VRDN Series PT 2181, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,560	3,560
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series EGL 06 109 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	22,295	22,295
Denton County Gen. Oblig. Participating VRDN Series PT 2983, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,855	6,855
Denton Util. Sys. Rev. Participating VRDN Series PT 2392, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,280	5,280
Dripping Springs Independent School District Participating VRDN Series PT 3107, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,000	9,000
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 4.15%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Ector County Independent School District Participating VRDN Series EGL 02 4301 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	4,120	4,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
El Paso Independent School District Participating VRDN Series PT 4220, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 9,660	$ 9,660
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,775	1,775
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,925	15,925
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 4.13%, LOC JPMorgan Chase Bank, VRDN (c)(f)	700	700
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 4.27%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,655	3,655
Grapevine Gen. Oblig. Participating VRDN Series PT 3055, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,260	5,260
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Bonds Series 1993 B, 3.75%, tender 6/1/08, LOC State Street Bank & Trust Co., Boston (c)(f)	15,000	15,000
Series 1992 B, 4.05%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	30,200	30,200
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 4.05%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	10,400	10,400
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 4.05%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,280	3,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
4.02% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	15,000	15,000
4.02% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	12,700	12,700
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 4.17%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	3,700	3,700
Harris County Flood Cont. District Participating VRDN Series PT 3277, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,960	2,960
Harris County Gen. Oblig. Participating VRDN:
Series EC 1105, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,855	8,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series EGL 06 2 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	$ 5,580	$ 5,580
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Louetta Village Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	6,170	6,170
(Primrose at Bammel Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 4.02%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	13,350	13,350
4.01%, LOC Bank of America NA, VRDN (c)(f)	7,000	7,000
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series LB 06 K20, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,025	5,025
Series Merlots 01 B4, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,660	4,660
Series PT 1468, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,055	10,055
Series ROC II R40, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	10,125	10,125
Series ROC II R41, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	12,825	12,825
Series A, 3.75% 12/6/07, LOC Dexia Cr. Local de France, CP (f)	5,500	5,500
Series A, 3.99% (FSA Insured), VRDN (c)(f)	12,000	12,000
Houston Cmnty. College Sys. Pub. Facility Corp. Lease Rev. Participating VRDN Series PZ 129, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,900	6,900
Houston Gen. Oblig.:
Series D:
3.7% 12/12/07 (Liquidity Facility DEPFA BANK PLC), CP	3,000	3,000
3.72% 9/6/07 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000
Series E, 3.73% 9/13/07 (Liquidity Facility Bank of America NA), CP	15,000	15,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 4.01%, LOC Citibank NA, VRDN (c)(f)	5,000	5,000
(Little Nell Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	13,600	13,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Mayfair Park Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	$ 6,000	$ 6,000
Houston Independent School District Participating VRDN:
Series PT 3402, 4.06% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,055	16,055
Series PT 3968, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,000	11,000
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 4.01%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,300	4,300
Houston Util. Sys. Rev. Participating VRDN Series PT 4159, 4.06% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	29,730	29,730
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 4.02%, VRDN (c)(f)	12,600	12,600
Klein Independent School District Participating VRDN Series PT 1934, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,540	5,540
Laredo Int'l. Toll Bridge Rev. Participating VRDN Series PT 3106, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,820	6,820
Leander Independent School District Participating VRDN Series Piper 05 C, 4.07% (Liquidity Facility Bank of New York, New York) (c)(h)	9,085	9,085
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 4.04% (Liquidity Facility Citibank NA) (c)(h)	6,000	6,000
Series EGL 01 4313 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	7,500	7,500
Series PT 2004, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,705	5,705
Series A, 3.65% 9/6/07 (Liquidity Facility JPMorgan Chase Bank), CP	10,400	10,400
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 3.97%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 4.06%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 4.01%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,820	7,820
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 4.1% (AMBAC Insured), VRDN (c)(f)	$ 16,000	$ 16,000
Series 1991 F, 4.1% (AMBAC Insured), VRDN (c)(f)	14,800	14,800
Series 2005 C, 4.1%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2006 A, 4.1% (AMBAC Insured), VRDN (c)(f)	35,345	35,345
Series A:
4.1% (AMBAC Insured), VRDN (c)(f)	6,900	6,900
4.1% (AMBAC Insured), VRDN (c)(f)	5,600	5,600
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series EGL 720050025 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	8,000	8,000
Northside Independent School District Participating VRDN Series PT 2254, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,355	5,355
Nueces County Participating VRDN Series PT 2178, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,505	10,505
Pearland Gen. Oblig. Participating VRDN:
Series PT 2364, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,720	5,720
Series PT 3079, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,930	5,930
Plano Health Facilities Dev. Corp. Hosp. Rev. Bonds (Children & Presbyterian Healthcare Ctr. Proj.) 3.68% tender 9/10/07 (MBIA Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	2,000	2,000
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.99%, LOC JPMorgan Chase Bank, VRDN (c)	5,950	5,950
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 4.25%, VRDN (c)(f)	50,630	50,630
Port of Houston Auth. Participating VRDN Series PT 3953, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,565	10,565
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 2796, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,955	5,955
Series Putters 888, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,300	6,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 2649, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,960	12,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Participating VRDN:
Series PT 3921, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 12,990	$ 12,990
Series A:
3.67% 9/10/07, CP	7,000	7,000
3.75% 9/12/07, CP	5,000	5,000
San Antonio Gen. Oblig. Bonds 5% 8/1/08	9,940	10,057
San Antonio Independent School District Bonds Series AAB 01 28, 4.01%, tender 9/7/07 (Liquidity Facility ABN-AMRO Bank NV) (c)(h)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 4.1%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,695	8,695
South Texas Cmnty. College District Participating VRDN Series PT 1415, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,490	6,490
Southeast Texas Hsg. Fin. Corp. Single Family Mortgage Rev. Participating VRDN Series LB 05 L16, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	19,051	19,051
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.99%, LOC JPMorgan Chase Bank, VRDN (c)	8,200	8,200
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	2,600	2,600
Texarkana Participating VRDN Series PT 3144, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,365	6,365
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN:
Series LB 04 L2, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,585	3,585
Series LB 05 L4J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,730	6,730
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Residences at Sunset Pointe Proj.) 4.12%, LOC Bank of America NA, VRDN (c)(f)	15,000	15,000
(Windshire Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Chisholm Trail Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
(Pinnacle Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.: - continued
(Post Oak East Apts. Proj.) Series A, 4%, LOC Fannie Mae, VRDN (c)(f)	$ 8,000	$ 8,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev.:
Participating VRDN:
Series FRRI 02 L9, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,505	7,505
Series LB 04 L16, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,200	4,200
Series LB 04 L79, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,640	8,640
Series ROC II R178, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	4,145	4,145
Series 2004 B, 4.1% (FSA Insured), VRDN (c)(f)	41,200	41,200
Series A, 4% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	31,500	31,500
Series H, 4.1% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	18,000	18,000
Texas Dept. of Trans. Ctfs. of Prtn. Series A, 3.85% 9/4/07, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	18,000	18,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
3.74%, tender 9/4/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,925	14,925
3.74%, tender 9/4/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
3.74%, tender 9/4/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,670	3,670
3.74%, tender 9/4/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,565	5,565
3.74%, tender 9/4/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Participating VRDN:
Series FRRI 01 L41, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,930	6,930
Series PA 1063, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,995	8,995
Series PA 975, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,495	7,495
Series PT 3049, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,460	8,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 11087, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 15,705	$ 15,705
(Veterans Hsg. Assistance Prog.) Fund II Series 2002 A2:
4%, VRDN (c)(f)	8,100	8,100
4%, VRDN (c)(f)	11,650	11,650
(Veterans Land Proj.) Series A, 4%, VRDN (c)(f)	27,920	27,920
TRAN 4.5% 8/28/08 (b)	736,000	741,679
4.1% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	24,830	24,830
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	7,000	7,063
Texas Trans. Commission Mobility Fund Participating VRDN Series EC 1114, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,190	14,190
Texas Wtr. Dev. Board Rev. Participating VRDN Series PT 2183, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,540	11,540
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 4%, LOC Fannie Mae, VRDN (c)(f)	6,700	6,700
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Bonds 5.25% 8/1/08 (MBIA Insured)	8,100	8,213
Univ. of Texas Univ. Revs. Series A, 3.7% 12/11/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,700	5,700
Waco Gen. Oblig. Participating VRDN Series PT 2098, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,385	5,385
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,485	5,485
		2,757,763
Utah - 1.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series A, 5% 7/1/08 (FSA Insured)	5,130	5,185
Series 1997 B-3, 3.65% 9/6/07 (Liquidity Facility Bank of Nova Scotia), CP	45,000	45,000
Series 1998 B-4, 3.65% 9/6/07 (Liquidity Facility Bank of Nova Scotia), CP	26,300	26,300
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 4.06% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	9,990	9,990
Utah Board of Regents Student Ln. Rev.:
Series 1995 L, 4.1% (AMBAC Insured), VRDN (c)(f)	68,600	68,600
Series 1996 Q, 4.1% (AMBAC Insured), VRDN (c)(f)	49,500	49,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Board of Regents Student Ln. Rev.: - continued
Series W, 4.1% (AMBAC Insured), VRDN (c)(f)	$ 10,000	$ 10,000
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
		223,060
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(h)	10,160	10,160
Vermont Hsg. Fin. Agcy. Rev. Bonds (Vermont Single Family Prog.) Series 24B, 3.8% 11/1/07 (f)	5,000	5,001
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,245	2,245
Series LB 04 L76, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,500	4,500
Series 17 A, 4.1% (FSA Insured), VRDN (c)(f)	6,650	6,650
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 4.02%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	6,500	6,500
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 4.1% (AMBAC Insured), VRDN (c)(f)	70,385	70,385
		105,441
Virginia - 1.7%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 4%, LOC Fannie Mae, VRDN (c)(f)	17,000	17,000
Arlington County Gen. Oblig. Participating VRDN Series EC 1092, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,845	3,845
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 4.03%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,500	14,500
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 4.13%, LOC Harris NA, VRDN (c)(f)	2,055	2,055
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.12% (Liquidity Facility Lloyds TSB Bank PLC) (c)(h)	13,600	13,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 3,000	$ 3,000
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.95% tender 10/12/07, CP mode (f)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 4.07%, LOC Fannie Mae, VRDN (c)(f)	4,537	4,537
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
3.88% tender 9/5/07, CP mode	3,400	3,400
3.88% tender 9/6/07, CP mode	4,000	4,000
3.88% tender 9/7/07, CP mode	3,300	3,300
3.92% tender 9/12/07, CP mode	2,700	2,700
3.92% tender 9/13/07, CP mode	3,600	3,600
3.92% tender 9/21/07, CP mode	4,000	4,000
3.94% tender 9/14/07, CP mode	2,000	2,000
Series 1987, 3.88% tender 9/7/07, CP mode	14,300	14,300
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 4.05%, LOC Wachovia Bank NA, VRDN (c)(f)	5,600	5,600
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 4.12%, LOC Wachovia Bank NA, VRDN (c)(f)	3,545	3,545
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 4.07%, LOC Wachovia Bank NA, VRDN (c)(f)	5,700	5,700
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.89% tender 9/12/07, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 4.05%, LOC Wachovia Bank NA, VRDN (c)(f)	7,480	7,480
Staunton Indl. Dev. Auth. Rev. (Specialty Blades, Inc. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 4.03%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 10,000	$ 10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03 30 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	6,600	6,600
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series EC 1167, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,250	4,250
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 4.04% (Liquidity Facility Citibank NA) (c)(h)	7,000	7,000
Virginia Hsg. Dev. Auth. Commonwealth Mortgage Rev. Participating VRDN:
Series Merlots 06 07, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,400	7,400
Series Merlots 06 B18, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,865	7,865
Series Merlots 07 C42, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	8,800	8,800
Series MSTC 7019, 4.07% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	15,070	15,070
Virginia Hsg. Dev. Auth. Single Family Hsg. Rev. Participating VRDN:
Series LB 06 P109, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	22,775	22,775
Series LB 07 P72W, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	21,500	21,500
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series DB 138, 4.12% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,195	7,195
Virginia Port Auth. Port Facilities Rev. Participating VRDN:
Series EGL 06 0119, 4.07% (Liquidity Facility Citibank NA) (c)(f)(h)	9,390	9,390
Series EGL 06 0153, 4.07% (Liquidity Facility Citibank NA) (c)(f)(h)	5,940	5,940
Virginia State Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,325	5,325
Series Merlots 06 C3, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,365	7,365
		318,082
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - 4.4%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(h)	$ 6,050	$ 6,050
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	24,955	24,955
Series Merlots 01 B1, 4.07% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	6,985	6,985
Series PA 1047, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,995	8,995
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Participating VRDN:
Series PT 3062, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,335	6,335
Series PT 3063, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,770	2,770
Energy Northwest Elec. Rev.:
Participating VRDN:
Series PT 1392, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,205	5,205
Series Putters 256, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,800	2,800
Series D-3-1, 3.92% (FSA Insured), VRDN (c)	12,850	12,850
Everett Indl. Dev. Corp. Exempt Facilities Rev. 4.18%, VRDN (c)(f)	9,600	9,600
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,125	9,125
Series PT 2170, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,000	11,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 4.05%, LOC Bank of America NA, VRDN (c)(f)	11,520	11,520
King County School District #408 Auburn Participating VRDN Series PT 3090, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,285	6,285
King County Swr. Rev. Participating VRDN Series PA 1179, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,480	8,480
Port of Seattle Participating VRDN Series Stars 07 19, 4.09% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	16,040	16,040
Port of Seattle Gen. Oblig. Series B2, 3.83% 12/14/07, LOC Bayerische Landesbank Girozentrale, CP (f)	4,000	4,000
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series MT 110, 4.09% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	9,320	9,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Participating VRDN:
Series EGL 07 0028, 4.05% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	$ 12,100	$ 12,100
Series Merlots 07 C13, 4.07% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,790	5,790
Series MS 1169X, 4.08% (Liquidity Facility Morgan Stanley) (c)(f)(h)	10,283	10,283
Series MT 268, 4.12% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	7,850	7,850
Series PA 752, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,750	3,750
Series PT 3475, 4.12% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	2,690	2,690
Series PT 4185, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,255	7,255
Series PT 728, 4.09% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,430	4,430
Series PT 850, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,320	4,320
Series Putters 2020, 4.05% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,500	7,500
Series ROC II R 7050, 4.06% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	12,895	12,895
Series ROC II R362, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	8,850	8,850
Series 1997, 4.15%, LOC Fortis Banque SA, VRDN (c)(f)	108,830	108,830
Series B-1, 3.74% 9/12/07, LOC Bank of America NA, CP (f)	23,110	23,110
4.1%, LOC Fortis Banque SA, VRDN (c)(f)	36,000	36,000
Port of Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	17,970	17,970
Port of Tacoma Rev.:
Participating VRDN Series EGL 07 0129, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	27,355	27,355
Series A, 3.74% 9/13/07, LOC WestLB AG, CP	10,000	10,000
4.1% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	38,140	38,140
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,490	8,490
Series PT 2241, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,560	6,560
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Port Participating VRDN Series LB 06 P31U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 7,040	$ 7,040
Snohomish County School District #332 Granite Falls Participating VRDN Series PT 3083, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,220	7,220
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 4.1%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 3282, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,510	10,510
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 4.07%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
4.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	9,000	9,000
Series E, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Washington Gen. Oblig.:
Bonds Series 2007 C, 5% 1/1/08	9,370	9,411
Participating VRDN:
Series EC 1089, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,490	22,490
Series EGL 00 4704, 4.04% (Liquidity Facility Citibank NA) (c)(h)	5,600	5,600
Series Piper 05 B, 4.07% (Liquidity Facility Bank of New York, New York) (c)(h)	9,655	9,655
Series PT 1407, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,165	10,165
Series PT 2562, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,695	2,695
Series PZ 102, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,475	3,475
Series PZ 106, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,370	8,370
Series ROC II R 10094, 4.09% (Liquidity Facility Citibank NA) (c)(h)	14,500	14,500
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,400	3,400
Series LB 05 L17, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,315	6,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Participating VRDN: - continued
Series MT 325, 4.12% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	$ 35	$ 35
Series PA 1430A, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,300	6,300
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 4.06%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(Ballard Landmark Inn Proj.) Series A, 4%, LOC Fannie Mae, VRDN (c)(f)	15,795	15,795
(Cedar Ridge Retirement Proj.) Series 2005 A, 4.01%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,525	3,525
(Crestview Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 4%, LOC Fannie Mae, VRDN (c)(f)	8,985	8,985
(Fairwinds Redmond Proj.) Series A, 4.01%, LOC Bank of America NA, VRDN (c)(f)	7,500	7,500
(Merrill Gardens at Queen Anne Proj.) Series A, 4.01%, LOC Bank of America NA, VRDN (c)(f)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 4.01%, LOC Bank of America NA, VRDN (c)(f)	10,395	10,395
(Pinehurst Apts. Proj.) Series A, 4.01%, LOC Bank of America NA, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 3.95%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
(Silver Creek Apts. Proj.) Series A, 4%, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
(Terrace Sr. Apts. Proj.) Series A, 4%, LOC Fannie Mae, VRDN (c)(f)	8,520	8,520
(The Lodge at Eagle Ridge Proj.) Series A, 4.01%, LOC Bank of America NA, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 4%, LOC Fannie Mae, VRDN (c)(f)	10,500	10,500
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 4%, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
(Vintage Mount Vernon Proj.) Series A, 4%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
		825,674
West Virginia - 0.2%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 3.94% tender 9/12/07, CP mode (f)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 4.03%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 8,420	$ 8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 B, 4.12%, LOC Deutsche Bank AG, VRDN (c)(f)	7,760	7,760
Series 1990 D, 4.12%, LOC Deutsche Bank AG, VRDN (c)(f)	11,900	11,900
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 4.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	3,855	3,855
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 4.03%, LOC Wachovia Bank NA, VRDN (c)(f)	6,580	6,580
		45,915
Wisconsin - 2.4%
Milwaukee County Arpt. Rev. Participating VRDN Series PT 3726, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,610	2,610
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	32,300	32,420
4.5% 9/4/08 (b)	90,700	91,448
Northland Pines School District Participating VRDN Series PT 2257, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,540	10,540
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 4.15%, LOC Bmo Cap. Markets Corp.(GOV REPO), VRDN (c)(f)	2,400	2,400
Pleasant Prairie Gen. Oblig. 4.05% (XL Cap. Assurance, Inc. Insured), VRDN (c)	9,800	9,800
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 4.15%, LOC Harris NA, VRDN (c)(f)	2,400	2,400
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 4.27%, LOC Harris NA, VRDN (c)(f)	845	845
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 4.14%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,325	1,325
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 4.07%, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,620	1,620
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 4.27%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,275	1,275
Wilmot Union High School District Participating VRDN Series PT 2258, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,545	9,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Participating VRDN Series EGL 94 4904 Class A, 4.07% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 1,250	$ 1,250
TRAN 4.5% 6/16/08	75,000	75,434
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series MT 389, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,850	5,850
Series PA 970, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,000	3,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series LB 07 K13, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,580	7,580
Series LB 07 K15, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,500	7,500
Series PA 1331, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,060	8,060
Series PA 1473R, 4.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,520	8,520
Series PT 3456, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	20,085	20,085
Series ROC II R 11136, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	5,000	5,000
Series ROC II R397, 4.06% (Liquidity Facility Citibank NA) (c)(f)(h)	1,780	1,780
Series 2002 I:
4.1% (FSA Insured), VRDN (c)(f)	1,460	1,460
4.1% (FSA Insured), VRDN (c)(f)	14,000	14,000
Series 2003 B, 4% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	36,315	36,315
Series 2004 E, 4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	32,615	32,615
Series 2005 C, 4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	8,040	8,040
Series C, 4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	12,000	12,000
Series E, 4% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(f)	10,890	10,890
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 4% (MBIA Insured), VRDN (c)(f)	6,990	6,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.: - continued
Series 2002 B, 4% (MBIA Insured), VRDN (c)(f)	$ 2,960	$ 2,960
Wisconsin Trans. Rev. Participating VRDN Series PT 3929, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,850	6,850
		442,407
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 1424R, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,530	6,530
Series Stars 07 26, 4.05% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	10,405	10,405
		16,935
	Shares
Other - 2.9%
Fidelity Municipal Cash Central Fund, 3.71% (d)(e)	545,359,634	545,360
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $18,494,993)		18,494,993
NET OTHER ASSETS - 1.0%		181,640
NET ASSETS - 100%		$ 18,676,633
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,600,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,515,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alaska Muni. Bond Bank Auth. Bonds Series PT 2343, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/23/07	$ 5,730
Security	Acquisition Date	Cost (000s)
Cook County School District # 162 Matteson Bonds Series PT 3040, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/26/07	$ 6,325
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series MT 407, 3.75% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	3/29/07	$ 12,490
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Bonds Series PT 3088, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/5/07	$ 8,555
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.78%, tender 11/1/07 (Liquidity Facility Wachovia Bank NA)	5/16/07	$ 32,215
McLean & Woodford Counties Cmnty. Unit School District #5 Bonds Series PT 1989, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/23/07 - 8/28/07	$ 15,020
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.)	2/23/07	$ 5,180
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 24,548
Income Tax Information
At August 31, 2007, the fund had a capital loss carryforward of approximately $72,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,949,633)	$ 17,949,633
Fidelity Central Funds (cost $545,360)	545,360
Total Investments (cost $18,494,993)		$ 18,494,993
Cash		859,548
Receivable for investments sold		148,748
Receivable for fund shares sold		292,982
Interest receivable		115,658
Distributions receivable from Fidelity Central Funds		1,865
Prepaid expenses		23
Other receivables		6,556
Total assets		19,920,373

Liabilities
Payable for investments purchased Regular delivery	$ 107,172
Delayed delivery	880,501
Payable for fund shares redeemed	220,157
Distributions payable	1,308
Accrued management fee	4,103
Other affiliated payables	9,694
Other payables and accrued expenses	20,805
Total liabilities		1,243,740

Net Assets		$ 18,676,633
Net Assets consist of:
Paid in capital		$ 18,676,579
Distributions in excess of net investment income		(12)
Accumulated undistributed net realized gain (loss) on investments		66
Net Assets, for 18,673,863 shares outstanding		$ 18,676,633
Net Asset Value, offering price and redemption price per share ($18,676,633 ÷ 18,673,863 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Interest		$ 619,603
Income from Fidelity Central Funds		24,548
Total income		644,151

Expenses
Management fee	$ 47,843
Transfer agent fees	27,624
Accounting fees and expenses	1,130
Custodian fees and expenses	252
Independent trustees' compensation	59
Registration fees	457
Audit	116
Legal	79
Miscellaneous	39
Total expenses before reductions	77,599
Expense reductions	(21,650)	55,949
Net investment income		588,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		685
Net increase in net assets resulting from operations		$ 588,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 588,202	$ 473,828
Net realized gain (loss)	685	(161)
Net increase in net assets resulting from operations	588,887	473,667
Distributions to shareholders from net investment income	(587,885)	(474,195)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	73,216,173	64,608,312
Reinvestment of distributions	577,531	467,575
Cost of shares redeemed	(72,140,373)	(64,550,629)
Net increase (decrease) in net assets and shares resulting from share transactions	1,653,331	525,258
Total increase (decrease) in net assets	1,654,333	524,730

Net Assets
Beginning of period	17,022,300	16,497,570
End of period (including distributions in excess of net investment income of $12 and distributions in excess of net investment income of $175, respectively)	$ 18,676,633	$ 17,022,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.028	.016	.007	.009
Distributions from net investment income	(.033)	(.028)	(.016)	(.007)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.33%	2.85%	1.66%	.67%	.88%
Ratios to Average Net Assets B, C
Expenses before reductions	.43%	.44%	.45%	.44%	.44%
Expenses net of fee waivers, if any	.43%	.44%	.45%	.44%	.44%
Expenses net of all reductions	.31%	.33%	.38%	.43%	.42%
Net investment income	3.29%	2.81%	1.65%	.67%	.87%
Supplemental Data
Net assets, end of period (in millions)	$ 18,677	$ 17,022	$ 16,498	$ 15,636	$ 13,957

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	154
Capital loss carryforward	(72)

Cost for federal income tax purposes	$ 18,494,993

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2007	August 31, 2006
Tax-exempt Income	587,885	474,195

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $252 and $21,398, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Annual Report

7. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Proposed Reorganization.

On September 19, 2007, shareholders of Fidelity Florida Municipal Money Market Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Florida Municipal Money Market Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Florida Municipal Money Market Fund in exchange solely for the number of equivalent shares of the Fund having the same aggregate net asset value as the outstanding shares of Fidelity Florida Municipal Money Market Fund on the day the reorganization is effective. The reorganization is expected to become effective on or about October 19, 2007. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 11, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust II. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Municipal Money Market. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Municipal Money Market. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005) and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Municipal Money Market. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Municipal Money Market. Mr.Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Municipal Money Market. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 70.82% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MMM-UANN-1007
1.790909.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
AMT Tax-Free Money Fund

Annual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,017.40	$ 1.68
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.54	$ 1.68

* Expenses are equal to the Fund's annualized expense ratio of .33%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/07	% of fund's investments 2/28/07	% of fund's investments 8/31/06
0 - 30	89.6	92.4	94.4
31 - 90	0.4	1.1	0.8
91 - 180	2.1	2.9	2.1
181 - 397	7.9	3.6	2.7
Weighted Average Maturity
	8/31/07	2/28/07	8/31/06
Fidelity AMT Tax-Free Money Fund	34 Days	20 Days	16 Days
All Tax-Free Money Market Funds Average*	28 Days	22 Days	25 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
Variable Rate Demand Notes (VRDNs) 82.0%	Variable Rate Demand Notes (VRDNs) 82.7%
Commercial Paper (including CP Mode) 3.8%	Commercial Paper (including CP Mode) 3.9%
Tender Bonds 1.4%	Tender Bonds 1.6%
Municipal Notes 7.6%	Municipal Notes 5.1%
Fidelity Tax-Free Cash Central Fund 2.4%	Fidelity Tax-Free Cash Central Fund 2.6%
Other Investments 1.2%	Other Investments 0.9%
Net Other Assets 1.6%	Net Other Assets 3.2%

Current and Historical Seven-Day Yields

	9/3/07	5/28/07	2/26/07	11/27/06	8/28/06
Fidelity AMT Tax-Free Money Fund	3.66%	3.55%	3.37%	3.35%	3.33%

If Fidelity had not reimbursed certain fund expenses	3.57%	3.45%	3.24%	3.24%	3.24%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 4.03%, LOC Regions Bank of Alabama, VRDN (c)	$ 2,625	$ 2,625
Huntsville Health Care Auth. Rev. Series 1998, 3.98%, LOC Regions Bank of Alabama, VRDN (c)	5,065	5,065
Jefferson County Swr. Rev. Series 2002 C6, 3.99% (XL Cap. Assurance, Inc. Insured), VRDN (c)	9,600	9,600
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 3.96%, VRDN (c)	6,450	6,450
		23,740
Alaska - 1.0%
Alaska Hsg. Fin. Corp. Participating VRDN Series PZ 126, 4.07% (Liquidity Facility Wells Fargo & Co.) (c)(e)	6,195	6,195
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series Stars 07 14, 4.02% (Liquidity Facility BNP Paribas SA) (c)(e)	9,300	9,300
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 3.98%, VRDN (c)	21,000	21,000
		36,495
Arizona - 3.1%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MS 06 1779, 4.06% (Liquidity Facility Morgan Stanley) (c)(e)	1,800	1,800
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 301 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	17,010	17,010
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	6,573	6,573
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 4.04% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,725	5,725
Mesa Util. Sys. Rev. Participating VRDN:
Series PT 4144, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,275	2,275
Series ROC II R 11032, 4.03% (Liquidity Facility Citibank NA) (c)(e)	13,860	13,860
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 4.07% (Liquidity Facility BNP Paribas SA) (c)(e)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series EC 1078, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 2,115	$ 2,115
Series EGL 03 28 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	6,505	6,505
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	7,900	7,900
Phoenix Gen. Oblig. Participating VRDN Series ROC II R 7055, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,000	4,000
Phoenix Indl. Dev. Auth. Govt. Office Lease Rev. Participating VRDN Series Putters 1119, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,100	4,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series GS 06 81T, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	14,880	14,880
Series MS 04 1227, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	2,100	2,100
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,800	4,800
		107,338
California - 0.3%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 4.15% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	10,300	10,300
Colorado - 3.3%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 4.22%, LOC JPMorgan Chase Bank, VRDN (c)	1,250	1,250
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,660	4,660
Boulder Valley School District Participating VRDN Series PZ 218, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,960	5,960
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,575	10,575
Colorado Ed. Ln. Prog. TRAN 4.25% 8/5/08	3,900	3,918
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	14,465	14,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 4.15%, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,400	$ 4,400
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 4.02% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	29,700	29,700
Series EGL 07 0037, 4.02% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	16,830	16,830
Series MS 01 679, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	6,310	6,310
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	4,720	4,720
Series MS 1064, 4.06% (Liquidity Facility Morgan Stanley) (c)(e)	2,030	2,030
Series PZ 112, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,440	5,440
Series PZ 46, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,930	2,930
		113,188
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. TRAN 4.25% 9/28/07	9,100	9,103
District of Columbia Rev. Participating VRDN Series PZ 74, 4.09% (Liquidity Facility BNP Paribas SA) (c)(e)	6,120	6,120
		15,223
Florida - 10.1%
Canaveral Port Auth. Rev. Participating VRDN Series ROC II R2025, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,685	7,685
Florida Board of Ed. Participating VRDN:
Series PT 3520, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,940	7,940
Series ROC RR II 6087, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,390	3,390
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series Putters 222, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,500	6,500
Series ROC II R4521, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,440	2,440
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R482, 4.03% (Liquidity Facility Citibank NA) (c)(e)	12,350	12,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Ed. Cmnty. College Participating VRDN Series PZ 182, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 3,430	$ 3,430
Florida Dept. of Envir. Protection Rev.:
Participating VRDN Series Floaters 722, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	10,780	10,780
(Everglades Restoration Proj.) Series A, 3.92% (AMBAC Insured), VRDN (c)	14,490	14,490
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS 06 1450, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	5,000	5,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	1,100	1,100
Florida Gen. Oblig. Participating VRDN Series PZ 130, 4.07% (Liquidity Facility Wells Fargo & Co.) (c)(e)	3,140	3,140
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,400	7,400
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.) Series C, 4.01%, VRDN (c)	7,000	7,000
Hillsborough County Indl. Dev. Participating VRDN Series ROC II R643, 4.03% (Liquidity Facility Citibank NA) (c)(e)	3,335	3,335
Hillsborough Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 646 CE, 4.03% (Liquidity Facility Citibank NA) (c)(e)	3,900	3,900
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) 3.96%, LOC Bank of America NA, VRDN (c)	15,700	15,700
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 3.68% tender 9/17/07, CP mode	10,000	10,000
(Florida Pwr. & Lt. Co. Proj.) 3.99%, VRDN (c)	3,200	3,200
Lee Mem Health Sys. Hosp. Rev. Participating VRDN 4.03% (Liquidity Facility Citibank NA) (c)(e)	9,960	9,960
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 3.95%, VRDN (c)	3,000	3,000
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z12, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	5,735	5,735
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series MS 06 1770, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	25,110	25,110
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 01 160, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN: - continued
Series ROC II R 9027, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 10,345	$ 10,345
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,400	6,400
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,500	7,500
Series ROC II R7020, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,755	5,755
Orange County Tourist Dev. Tax Rev. Participating VRDN Series EC 1171, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	19,700	19,700
Orlando & Orange County Expressway Auth. Rev. Participating VRDN:
Series Putters 1345, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,555	5,555
Series ROC II R 9011, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,150	5,150
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Emerald Bay Club Apts. Proj.) 3.98%, LOC Wachovia Bank NA, VRDN (c)	6,500	6,500
Palm Beach County School District 3.68% 3/13/08, LOC Bank of America NA, CP	9,200	9,200
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 9123, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,265	3,265
Panama City Beach Participating VRDN Series Solar 2006 129, 4.05% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	8,075	8,075
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series EGL 06 33 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	6,270	6,270
Saint Johns County Wtr. & Swr. Rev. Participating VRDN Series PZ 90, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,030	3,030
South Miami Health Facilities Baptist Health Participating VRDN Series PT 4125, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,270	10,270
Sunshine State Govt. Fing. Commission Rev.:
Series D, 3.74% 10/4/07 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.: - continued
Series I, 3.73% 9/14/07 (CIFG North America Insured) (AMBAC Insured), CP	$ 11,200	$ 11,200
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series Merlots 01 A130, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	5,645	5,645
Volusia County School Board Ctfs. of Prtn. Participating VRDN:
Series Putters 970, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,165	4,165
Series ROC II R 4089, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	27,355	27,355
West Palm Beach Util. Sys. Rev. Participating VRDN Series ROC II R 621PB, 4.04% (Liquidity Facility Deutsche Postbank AG) (c)(e)	4,395	4,395
		350,355
Georgia - 2.9%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. Catholic Health East Participating VRDN Series PA 1481, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,040	7,040
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series DB 186, 4.06% (Liquidity Facility Deutsche Bank AG) (c)(e)	12,265	12,265
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 4.03% (Liquidity Facility Bank of America NA) (c)(e)	4,520	4,520
Series MS 1273, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	7,700	7,700
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,245	3,245
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 4.03%, LOC SunTrust Banks, Inc., VRDN (c)	15,600	15,600
Fulton County Wtr. & Swr. Rev. Participating VRDN Series PZ 1474, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,990	8,990
Georgia Gen. Oblig. Participating VRDN Series ROC RR II R 601, 4.03% (Liquidity Facility Citibank NA) (c)(e)	2,580	2,580
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,950	9,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series PT 3945, 4.03% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	$ 6,535	$ 6,535
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 7/1/08 (c)	20,800	20,781
		99,206
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	8,000	8,000
Illinois - 10.1%
Chicago Board of Ed. Participating VRDN:
Series PT 3624, 4.03% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	9,260	9,260
Series Putters 199, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	10,610	10,610
Series SGA 98, 4.02% (Liquidity Facility Societe Generale) (c)(e)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series EC 1133, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,680	8,680
Series Merlots 00 A12, 4.02% (Liquidity Facility Bank of New York, New York) (c)(e)	2,715	2,715
Series Putters 1050, 3.96% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,665	2,665
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R 9082, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	10,320	10,320
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 4.06% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	13,300	13,300
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,680	5,680
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series ROCS RR II R 605 PB, 4.04% (Liquidity Facility Deutsche Postbank AG) (c)(e)	5,105	5,105
Chicago Wastewtr. Transmission Rev. Participating VRDN:
Series PT 2312, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,650	7,650
Series PZ 118, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,370	2,370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wastewtr. Transmission Rev. Participating VRDN: - continued
Series ROC II R 9091, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 5,930	$ 5,930
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,600	4,600
Series Merlots 97 V, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,660	4,660
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 4.03% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	16,850	16,850
Series Putters 1269, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,670	2,670
Series Putters 1313, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,065	7,065
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R6015, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,945	4,945
(Clare Oaks Proj.) Series C, 4.04%, LOC Banco Santander Central Hispano SA, VRDN (c)	11,300	11,300
Illinois Gen. Oblig.:
Bonds 5% 4/1/08	6,000	6,048
Participating VRDN:
Series EGL 00 1304, 4.04% (Liquidity Facility Citibank NA) (c)(e)	2,600	2,600
Series EGL 01 1307, 4.02% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(e)	10,675	10,675
Series Merlots 02 B05, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	13,290	13,290
Series MSTC 01 148, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	12,435	12,435
Series Putters 133, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	19,355	19,355
Series Putters 660, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,495	1,495
Illinois Health Facilities Auth. Rev. Participating VRDN:
Series PA 1217, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,375	6,375
Series PT 763, 4.06% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	20,195	20,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 4.03% (Liquidity Facility Bank of America NA) (c)(e)	$ 7,045	$ 7,045
Series GS 06 40TP, 4.01% (Liquidity Facility Wells Fargo & Co.) (c)(e)	4,775	4,775
Series Merlots 01 A48, 4.02% (Liquidity Facility Bank of New York, New York) (c)(e)	8,850	8,850
Series MSTC 9044, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	7,355	7,355
Series ROC II R 642, 4.03% (Liquidity Facility Citibank NA) (c)(e)	9,200	9,200
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,440	4,440
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 1014, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,975	2,975
Kane, Cook & DuPage Counties School District #46 Elgin Participating VRDN Series Putter 1469, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,600	6,600
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Participating VRDN Series ROC II R 10082, 4.09% (Liquidity Facility Citibank NA) (c)(e)	13,545	13,545
Lake County Cmnty. High School District Participating VRDN Series PT 3383, 4.03% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	9,845	9,845
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,009	2,009
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	5,400	5,400
Series EGL 2004 30, Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	4,000	4,000
Schaumburg Village Gen. Oblig. Participating VRDN Series MS 06 1346, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	2,500	2,500
Springfield Elec. Rev. Participating VRDN Series Solar 06 7, 4.05% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	15,595	15,595
Will County Illinois Participating VRDN Series PT 2542, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,255	6,255
Will County School District #122 Participating VRDN Series PZ 48, 4.07% (Liquidity Facility BNP Paribas SA) (c)(e)	3,600	3,600
		350,652
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.5%
Aurora School Bldg. Corp. Participating VRDN Series Putters 642, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 5,360	$ 5,360
Baugo School Bldg. Corp. Participating VRDN Series PT 3109, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,500	3,500
Benton School Impt. Bldg. Corp. Participating VRDN Series Putters 903, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,270	7,270
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	6,000	6,014
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	13,350	13,350
Indiana Fin. Auth. Hwy. Rev. Participating VRDN:
Series PT 3980, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,900	8,900
Series PT 3986, 4.06% (Liquidity Facility Wells Fargo & Co.) (c)(e)	10,040	10,040
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 4.04% (Liquidity Facility Deutsche Postbank AG) (c)(e)	8,395	8,395
Indiana State Univ. Revs. Series 2005, 3.75% 9/12/07, LOC JPMorgan Chase Bank, CP	10,700	10,700
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 4.02% (Liquidity Facility Societe Generale) (c)(e)	4,815	4,815
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 3895, 4.09% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	5,655	5,655
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 4.08%, LOC Nat'l. City Bank Cleveland, VRDN (c)	2,900	2,900
		86,899
Iowa - 0.2%
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	6,300	6,338
Kansas - 0.4%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series EGL 04 38, Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	4,735	4,735
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	8,300	8,300
		13,035
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.0%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds Series A-1, 3.73% tender 9/12/07 (Liquidity Facility Dexia Cr. Local de France), CP mode	$ 12,500	$ 12,500
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 4.1%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,785	3,785
Louisville Participating VRDN Series ROC 651 CE, 4.03% (Liquidity Facility Citibank NA) (c)(e)	7,160	7,160
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 4.05% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	8,800	8,800
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	3,850	3,850
		36,095
Louisiana - 1.9%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0148, 4.04% (Liquidity Facility Citibank NA) (c)(e)	9,900	9,900
Series ROC II R 660, 4.03% (Liquidity Facility Citibank NA) (c)(e)	8,265	8,265
Louisiana Gen. Oblig. Participating VRDN Series MT 158, 4.03% (Liquidity Facility BNP Paribas SA) (c)(e)	20,920	20,920
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Putters 1025Z, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,495	7,495
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.85% tender 9/12/07, CP mode	8,200	8,200
(Dow Chemical Co. Proj.) Series 1994 B, 4.06%, VRDN (c)	10,300	10,300
		65,080
Maine - 0.5%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Piper 06 A, 4.04% (Liquidity Facility Bank of New York, New York) (c)(e)	6,514	6,514
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 4.05% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	7,080	7,080
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,750	3,750
		17,344
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 6,115	$ 6,115
Baltimore Proj. Rev. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 7056, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,000	5,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	460	460
Prince George's County Consolidated Pub. Impt. Participating VRDN Series EC 1143, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,320	11,320
		22,895
Massachusetts - 1.3%
Massachusetts Gen. Oblig. Participating VRDN Series MS 06 1798, 4.05% (Liquidity Facility DEPFA BANK PLC) (c)(e)	7,000	7,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 06 1690, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	8,220	8,220
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series ROC II R 10035, 4.02% (Liquidity Facility Citigroup, Inc.) (c)(e)	16,350	16,350
Series ROC II R 10128, 4.08% (Liquidity Facility Citibank NA) (c)(e)	6,210	6,210
Weymouth Gen. Oblig. BAN Series 6A, 4.35% 9/21/07	5,800	5,802
		43,582
Michigan - 3.6%
Detroit City School District Participating VRDN:
Series PT 3364, 4.02% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	10,455	10,455
Series Putters 388, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,465	3,465
Series ROC II R 4004, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	13,380	13,380
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series PA 1151, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	15,135	15,135
Series RBC I 18, 4.02% (Liquidity Facility Royal Bank of Canada) (c)(e)	5,700	5,700
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 4.03% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 5,710	$ 5,710
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Merlots 04 B10, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	7,980	7,980
Series MS 06 1478, 4.06% (Liquidity Facility Morgan Stanley) (c)(e)	3,095	3,095
Series PZ 119, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,000	3,000
Michigan Gen. Oblig. TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	18,600	18,606
Michigan Muni. Bond Auth. Rev. RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	8,400	8,464
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 4.09%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	8,940	8,940
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 4.04%, LOC KBC Bank NV, VRDN (c)	3,110	3,110
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	5,000	5,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 4.01%, LOC KBC Bank NV, VRDN (c)	4,400	4,400
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	5,700	5,700
		126,040
Minnesota - 1.5%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	3,790	3,790
Series MSTC 292, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	18,000	18,000
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	21,300	21,300
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series 2007 F, 3.68% 5/29/08	9,000	9,000
		52,090
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Putters 667, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 3,860	$ 3,860
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 4.02% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(e)	3,600	3,600
Series ROC II R 10152, 4.09% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,735	3,735
		11,195
Missouri - 1.0%
Hazelwood School District Participating VRDN Series Merlots 07 H3, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,375	4,375
Missouri Board of Pub. Buildings Spl. Oblig. Participating VRDN Series Putters 1501, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,995	2,995
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series C-1, 4.05% (FSA Insured), VRDN (c)	4,800	4,800
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,110	5,110
Missouri Reg'l. Convention & Sports Complex Auth. Rev. Bonds Series A-1, 5% 8/15/08 (AMBAC Insured)	4,610	4,668
Springfield Pub. Util. Rev. Participating VRDN Series ROC II R 7043, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	11,745	11,745
		33,693
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 14 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	3,200	3,200
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series ROC II R 11019 PB, 4.04% (Liquidity Facility Deutsche Postbank AG) (c)(e)	6,000	6,000
Omaha Gen. Oblig. Participating VRDN Series ROC II R 10085, 4.09% (Liquidity Facility Citibank NA) (c)(e)	2,370	2,370
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 4.05% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	12,600	12,600
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC II R 9031, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,920	7,920
		32,090
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.6%
Clark County Fuel Tax Participating VRDN:
Series PZ 138, 4.07% (Liquidity Facility Wells Fargo & Co.) (c)(e)	$ 9,810	$ 9,810
Series ROC II R1035, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,945	2,945
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 3.64% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)(f)	19,505	19,505
Clark County School District Participating VRDN:
Series PT 3261, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,000	10,000
Series PZ 165, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,865	8,865
Series PZ 167, 4.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,530	4,530
		55,655
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series B, 3.75% tender 12/5/07, CP mode	10,000	10,000
New Mexico - 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,530	3,530
New York - 0.7%
Rockland County Gen. Oblig. BAN 4% 12/20/07	25,365	25,388
Non State Specific - 0.2%
Multi-state Participating VRDN Series Putters 1850 F, 4.15% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,515	7,515
North Carolina - 2.2%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R 4056, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,045	6,045
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7010, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,995	6,995
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 12 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	12,000	12,000
Series EGL 7050060 Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	15,600	15,600
Series MS 06 1338, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	7,986	7,986
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN: - continued
Series MS 06 1512, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	$ 9,398	$ 9,398
Raleigh Comb Enterprise Systems Participating VRDN Series EGL 07 0010, 4.02% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series MS 1287, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	7,805	7,805
Wake County Gen. Oblig. Participating VRDN Series EC 1115, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,655	4,655
		75,434
Ohio - 0.8%
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 4.03%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,355	5,355
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 4%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	435	435
New Albany Gen. Oblig. BAN 4.25% 12/13/07	2,856	2,861
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 07 0041, 4.03% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	9,700	9,700
3.72% 9/13/07 (Liquidity Facility JPMorgan Chase Bank), CP	10,500	10,500
		28,851
Oklahoma - 0.3%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.98% (AMBAC Insured), VRDN (c)	9,900	9,900
Oregon - 1.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series ROC II R7017, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	8,885	8,885
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	5,400	5,438
Oregon Homeowner Rev. Participating VRDN Series MT 229, 4.07% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	5,290	5,290
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	10,800	10,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Swr. Sys. Rev. Participating VRDN: - continued
Series PT 2435, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 4,135	$ 4,135
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,410	5,410
		39,958
Pennsylvania - 3.7%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 1281, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	16,405	16,405
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.94%, LOC Manufacturers & Traders Trust Co., VRDN (c)	3,800	3,800
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 4.02% (Liquidity Facility Bank of New York, New York) (c)(e)	45,285	45,285
Harrisburg Auth. Wtr. Rev. Series A, 4.02% (FGIC Insured), VRDN (c)	11,150	11,150
Lehigh County Gen. Purp. Auth. Participating VRDN Series ROC II R 862 CE, 4.03% (Liquidity Facility Citibank NA) (c)(e)	10,680	10,680
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 4.02%, LOC Bank of New York, New York, VRDN (c)	4,600	4,600
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 1382, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,605	3,605
Series ROC II R 11158, 4.03% (Liquidity Facility Citibank NA) (c)(e)	3,505	3,505
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Merlots 05 D6, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,370	4,370
Series MS 00 1412, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	3,727	3,727
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	5,800	5,800
Pennsylvania Pub. School Bldg. Auth. Philadelphia Schools Rev. Participating VRDN Series MS 7031, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	3,535	3,535
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev. Participating VRDN Series MS 06 1312, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	$ 5,400	$ 5,400
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 4%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,200	5,200
		127,062
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating VRDN Series PT 2253, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,725	3,725
South Carolina - 2.2%
Chesterfield County School District Participating VRDN Series PT 02 1453, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,385	6,385
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 152, 4.05% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	8,000	8,000
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series MS 06 1365, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	2,605	2,605
Series PA 1367, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,000	10,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 4.08%, VRDN (c)	3,700	3,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 257, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	8,170	8,170
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,775	7,775
Series PT 2306, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,280	10,280
Series PT 3862, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,495	10,495
Series Putters 316, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	2,460	2,460
Series Putters 590, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	2,630	2,630
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.82% tender 11/1/07, CP mode	5,000	5,000
		77,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 4%, VRDN (c)	$ 29,100	$ 29,100
Memphis Elec. Sys. Rev. Bonds Series A, 5% 12/1/07 (FSA Insured)	7,500	7,527
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,090	2,090
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. 3.96%, LOC Bank of America NA, VRDN (c)	10,950	10,950
Shelby County Gen. Oblig. Participating VRDN Series ROC II R 10142, 4.09% (Liquidity Facility Citibank NA) (c)(e)	9,490	9,490
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	3,300	3,300
		62,457
Texas - 20.9%
Austin Cmnty. College District Rev. Participating VRDN Series ROC II R2190, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,790	5,790
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 4.02% (Liquidity Facility Societe Generale) (c)(e)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 4.03% (Liquidity Facility Bank of America NA) (c)(e)	2,750	2,750
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series PZ 164, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,420	9,420
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series Putters 605, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,140	7,140
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 4.06%, VRDN (c)	8,400	8,400
Clear Creek Independent School District Participating VRDN Series BS 341, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	9,990	9,990
Comal Independent School District Participating VRDN Series Solar 06 36, 4.05% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	13,320	13,320
Corpus Christi Util. Sys. Rev. Participating VRDN Series PT 3674, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,765	5,765
Crowley Independent School District Participating VRDN Series PT 3041, 4.06% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,245	12,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Participating VRDN:
Series ROC II R 10091, 4.09% (Liquidity Facility Citibank NA) (c)(e)	$ 4,480	$ 4,480
Series ROC II R4514, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,450	5,450
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series GS 07 10TP, 4.01% (Liquidity Facility DEPFA BANK PLC) (c)(e)	10,575	10,575
Series PT 1503, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,345	5,345
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1434, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	6,585	6,585
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 4.02% (Liquidity Facility Societe Generale) (c)(e)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN Series Putters 843, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,105	3,105
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 4.02% (Liquidity Facility Societe Generale) (c)(e)	4,500	4,500
Fort Bend Independent School District Participating VRDN Series PZ 124, 4.07% (Liquidity Facility Wells Fargo & Co.) (c)(e)	10,020	10,020
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,445	9,445
Frisco Independent School District Participating VRDN:
Series DB 157, 4.09% (Liquidity Facility Deutsche Bank AG) (c)(e)	7,220	7,220
Series DB 202, 4.03% (Liquidity Facility Deutsche Bank AG) (c)(e)	5,280	5,280
Series Putters 476, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	995	995
Garland Independent School District Participating VRDN Series Putters 551, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,125	1,125
Goose Creek Consolidated Independent School District Participating VRDN Series PT 3426, 4.06% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	19,855	19,855
Harris County Gen. Oblig. Participating VRDN:
Series EGL 06 0154, 4.04% (Liquidity Facility Citibank NA) (c)(e)	16,255	16,255
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series MSTC 280, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	$ 4,635	$ 4,635
Series MT 445, 4.03% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	5,275	5,275
Series Putters 1111Z, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,845	3,845
Series Putters 586, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,580	7,580
Series ROC II R1029, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,455	3,455
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,015	8,015
Hays Consolidated Independent School District Participating VRDN:
Series PT 2462, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,440	3,440
Series PT 2543, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,020	4,020
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 4.02% (Liquidity Facility Bank of New York, New York) (c)(e)	12,475	12,475
4.04% (Liquidity Facility Citibank NA) (c)(e)	13,200	13,200
Houston Independent School District Participating VRDN:
Series DB 169, 4.03% (Liquidity Facility Deutsche Bank AG) (c)(e)	3,345	3,345
Series PT 3161, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,990	7,990
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	1,400	1,400
Houston Util. Sys. Rev.:
Bonds Series PT 2292, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,165	5,165
Participating VRDN Series ROC II R 11176, 4.03% (Liquidity Facility Citibank NA) (c)(e)	6,100	6,100
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 00 495, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	6,805	6,805
Judson Independent School District Participating VRDN:
Series MS 06 1859, 4.05% (Liquidity Facility Wells Fargo & Co.) (c)(e)	3,940	3,940
Series Putters 662, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,235	5,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Participating VRDN:
Series PT 3371, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 3,225	$ 3,225
Series PZ 180, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,740	2,740
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,100	4,100
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,100	5,100
Mesquite Independent School District Participating VRDN Series PT 1386, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,445	8,445
Midlothian Independent School District Participating VRDN Series PT 2179, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,325	5,325
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,600	5,600
North Central Texas Health Facilities Dev. Corp. Rev. Bonds (Methodist Hospitals of Dallas Proj.) Series 1998, 3.75% tender 9/5/07 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
North East Independent School District Participating VRDN Series PT 3958, 4.06% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	7,115	7,115
North Harris Montgomery Cmnty. College District Rev. Participating VRDN Series Putters 1091 B, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,925	5,925
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 4.04% (Liquidity Facility Deutsche Postbank AG) (c)(e)	8,480	8,480
Northside Independent School District:
Bonds Series A, 3.75%, tender 8/1/08 (Permanent School Fund of Texas Guaranteed) (c)	4,000	4,000
Participating VRDN Series PT 2329, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,545	4,545
Pflugerville Gen. Oblig. Participating VRDN Series Putters 594, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	2,890	2,890
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 4.05% (Liquidity Facility Wells Fargo & Co.) (c)(e)	2,920	2,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Princeton Independent School District Participating VRDN Series SGB 02 41A, 4.02% (Liquidity Facility Societe Generale) (c)(e)	$ 3,500	$ 3,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 777, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,230	6,230
Series ROC II R3011, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,220	7,220
San Antonio Independent School District:
Bonds Series AAB 01 28, 4.01%, tender 9/7/07 (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	3,900	3,900
Participating VRDN Series EGL 01 4311, 4.04% (Liquidity Facility Citibank NA) (c)(e)	4,800	4,800
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	10,505	10,505
Series PT 1610, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,660	6,660
Seminole Independent School District Participating VRDN Series DB 286, 4.06% (Liquidity Facility Deutsche Bank AG) (c)(e)	14,385	14,385
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series MS 06 1759, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	15,445	15,445
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	3,860	3,860
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 4.04% (Liquidity Facility Citibank NA) (c)(e)	14,400	14,400
Series PT 3026, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,145	4,145
Series PZ 108, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	13,485	13,485
Series ROC II R378, 4.03% (Liquidity Facility Citibank NA) (c)(e)	7,660	7,660
TRAN 4.5% 8/28/08 (b)	124,600	125,555
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Bonds 5% 6/1/08	2,000	2,019
Participating VRDN Series MS 06 1408, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	10,509	10,509
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev.:
Bonds Series A, 5% 4/1/08	$ 10,040	$ 10,116
Participating VRDN:
Series Putters 1324, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,500	4,500
Series Putters 1330, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,410	2,410
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 4.02% (Liquidity Facility Societe Generale) (c)(e)	10,470	10,470
Trinity River Auth. Rev. Participating VRDN Series Putters 1077 B, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,080	5,080
United Independent School District Participating VRDN Series PT 3123, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,180	5,180
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series Putters 411, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,555	2,555
Univ. of Texas Univ. Revs. Participating VRDN:
Series Putters 2082, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	11,500	11,500
Series ROC II R 11077, 4.03% (Liquidity Facility Citibank NA) (c)(e)	5,195	5,195
Victoria Gen. Oblig. Participating VRDN Series Putters 1041, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,960	5,960
Wylie Independent School District Participating VRDN Series ROC II R 3004, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,535	6,535
		726,144
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 4% (FGIC Insured), VRDN (c)	3,700	3,700
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series GS 07 63Z, 4.02% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	8,500	8,500
		12,200
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series MS 06 1357, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	3,380	3,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.2%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.12% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	$ 2,800	$ 2,800
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
3.88% tender 9/4/07, CP mode	3,700	3,700
3.88% tender 9/7/07, CP mode	600	600
3.94% tender 9/25/07, CP mode	4,000	4,000
4.08% tender 9/24/07, CP mode	2,000	2,000
4.08% tender 9/26/07, CP mode	4,000	4,000
Series 1987, 3.88% tender 9/7/07, CP mode	3,700	3,700
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 4.05% (Liquidity Facility Morgan Stanley) (c)(e)	9,700	9,700
Series PZ 161, 4.06% (Liquidity Facility Wells Fargo & Co.) (c)(e)	4,125	4,125
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 4.04% (Liquidity Facility Citibank NA) (c)(e)	3,000	3,000
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 4.05% (Liquidity Facility Wells Fargo & Co.) (c)(e)	4,720	4,720
		42,345
Washington - 6.5%
Clark County School District #37, Vancouver Participating VRDN Series PZ 55, 4.07% (Liquidity Facility BNP Paribas SA) (c)(e)	6,220	6,220
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 615, 4.06% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	16,255	16,255
Series PT 778, 4.06% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	2,000	2,000
Series PT 982, 4.06% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	6,380	6,380
Series Putters 248, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,785	3,785
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R2173, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,655	2,655
King County Gen. Oblig. Participating VRDN Series PT 2248, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,530	5,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Pub. Hosp. District #2 Participating VRDN Series ROC RR II R 6036, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 3,950	$ 3,950
King County School District #145 Kent Participating VRDN Series PT 2449, 4.09% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,500	4,500
King County School District #401 Highline Pub. Schools Participating VRDN:
Series Putters 526, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,945	1,945
Series ROC II R4561, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,220	5,220
King County Swr. Rev. Participating VRDN 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,530	5,530
Marysville Wtr. & Swr. Rev. Participating VRDN Series Putters 909, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,280	7,280
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,215	4,215
Port of Seattle Rev. Participating VRDN Series ROC II R7015, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,955	3,955
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1605, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN:
Series BS 322, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	7,585	7,585
Series SGA 03 142, 4.02% (Liquidity Facility Societe Generale) (c)(e)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series PT 2476, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,185	5,185
Series ROC II R2055, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,560	6,560
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,930	4,930
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,710	7,710
Washington Gen. Oblig. Participating VRDN:
Series EGL 98 4703, 4.04% (Liquidity Facility Citibank NA) (c)(e)	9,900	9,900
Series GS 06 7T, 4.01% (Liquidity Facility Wells Fargo & Co.) (c)(e)	10,230	10,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series MACN 04 D, 4.03% (Liquidity Facility Bank of America NA) (c)(e)	$ 5,715	$ 5,715
Series PT 1937, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,710	12,710
Series PT 2561. 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,205	5,205
Series PT 3293, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,480	2,480
Series Putters 1312, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,480	4,480
Series Putters 1359, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,380	1,380
Series Putters 1360, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	860	860
Series Putters 748, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,365	3,365
Series PZ 106, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	18,870	18,870
Series ROC II R 7022, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,010	4,010
Series ROC RR 2056, 4.03% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,080	5,080
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series B, 3.96%, LOC KeyBank NA, VRDN (c)	9,000	9,000
(United Way King County Proj.) 4.05%, LOC Bank of America NA, VRDN (c)	1,940	1,940
Washington State Univ. Revs Participating VRDN Series ROC II R 595PB, 4.04% (Liquidity Facility Deutsche Postbank AG) (c)(e)	8,095	8,095
		226,510
West Virginia - 0.1%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,280	3,280
Wisconsin - 3.8%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,955	2,955
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	5,700	5,721
4.5% 9/4/08 (b)	17,300	17,443
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 4.02% (Liquidity Facility Wachovia Bank NA) (c)(e)	$ 5,830	$ 5,830
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 4.03%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,005	8,005
Wisconsin Gen. Oblig.:
Participating VRDN:
Series PT 1231, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	16,540	16,540
Series Putters 1321, 4.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,140	4,140
TRAN 4.5% 6/16/08	17,700	17,802
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 4.03% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	20,185	20,185
Series PA 970, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,995	2,995
Series PT 761, 4.03% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)	4,200	4,200
Series PT 917, 4.06% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	17,120	17,120
4.04%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,995	5,995
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series MT 389, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,250	2,250
Wisconsin Trans. Rev. Series 1997 A, 3.74% 9/12/07 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
		133,681
	Shares
Other - 2.4%
Fidelity Tax-Free Cash Central Fund, 3.65% (a)(d)	83,246,200	83,246
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $3,418,634)		3,418,634
NET OTHER ASSETS - 1.6%		55,277
NET ASSETS - 100%		$ 3,473,911
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,670,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 3.64% (Liquidity Facility ABN-AMRO Bank NV)	10/19/01	$ 19,505
Houston Util. Sys. Rev. Bonds Series PT 2292, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/6/06	$ 5,165
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,335,388)	$ 3,335,388
Fidelity Central Funds (cost $83,246)	83,246
Total Investments (cost $3,418,634)		$ 3,418,634
Cash		88,064
Receivable for investments sold		86,904
Receivable for fund shares sold		17,536
Interest receivable		26,876
Distributions receivable from Fidelity Central Funds		264
Receivable from investment adviser for expense reductions		270
Other receivables		839
Total assets		3,639,387

Liabilities
Payable for investments purchased Regular delivery	$ 13,590
Delayed delivery	142,999
Payable for fund shares redeemed	6,623
Distributions payable	1,018
Accrued management fee	1,241
Other affiliated payables	5
Total liabilities		165,476

Net Assets		$ 3,473,911
Net Assets consist of:
Paid in capital		$ 3,473,166
Undistributed net investment income		81
Accumulated undistributed net realized gain (loss) on investments		664
Net Assets, for 3,472,400 shares outstanding		$ 3,473,911
Net Asset Value, offering price and redemption price per share ($3,473,911 ÷ 3,472,400 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2007

Investment Income
Interest		$ 116,510
Income from Fidelity Central Funds		3,084
Total income		119,594

Expenses
Management fee	$ 14,277
Independent trustees' compensation	11
Total expenses before reductions	14,288
Expense reductions	(6,253)	8,035
Net investment income		111,559
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	887
Capital gain distributions from Fidelity Central Funds	17
Total net realized gain (loss)		904
Net increase in net assets resulting from operations		$ 112,463

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2007	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 111,559	$ 96,526
Net realized gain (loss)	904	35
Net increase in net assets resulting from operations	112,463	96,561
Distributions to shareholders from net investment income	(111,554)	(96,523)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,025,506	3,328,691
Reinvestment of distributions	97,773	86,630
Cost of shares redeemed	(2,982,945)	(3,886,030)
Net increase (decrease) in net assets and shares resulting from share transactions	140,334	(470,709)
Total increase (decrease) in net assets	141,243	(470,671)

Net Assets
Beginning of period	3,332,668	3,803,339
End of period (including undistributed net investment income of $81 and undistributed net investment income of $76, respectively)	$ 3,473,911	$ 3,332,668

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.034	.029	.018	.008	.010
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.034	.029	.018	.008	.010
Distributions from net investment income	(.034)	(.029)	(.018)	(.008)	(.010)
Distributions from net realized gain	-	-	- D	- D	-
Total distributions	(.034)	(.029)	(.018)	(.008)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.41%	2.94%	1.79%	.79%	.98%
Ratios to Average Net Assets B, C
Expenses before reductions	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.24%	.24%	.27%	.32%	.31%
Net investment income	3.36%	2.88%	1.78%	.76%	.97%
Supplemental Data
Net assets, end of period (in millions)	$ 3,474	$ 3,333	$ 3,803	$ 3,309	$ 3,038

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	84
Undistributed long-term capital gain	431
Cost for federal income tax purposes	$ 3,418,634

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholder - continued

The tax character of distributions paid was as follows:

	August 31, 2007	August 31, 2006
Tax-exempt Income	$ 111,554	$ 96,523
Long-term Capital Gains	-	-
Total	$ 111,554	$ 96,523

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,322.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $2,931.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax-Free Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity AMT Tax-Free Money Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Union Street Trust II. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of AMT Tax-Free Money. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of AMT Tax-Free Money. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (46)

Year of Election or Appointment: 2005

Vice President of AMT Tax-Free Money. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005) and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (59)

Year of Election or Appointment: 2002

Vice President of AMT Tax-Free Money. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of AMT Tax-Free Money. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of AMT Tax-Free Money. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of AMT Tax-Free Money. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of AMT Tax-Free Money. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of AMT Tax-Free Money. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of AMT Tax-Free Money. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of AMT Tax-Free Money. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax-Free Money. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of AMT Tax-Free Money. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax-Free Money. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity AMT Tax-Free Money Fund voted to pay on October 8, 2007, to shareholders of record at the opening of business on October 5, 2007, a distribution of $0.0001 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.00 from net investment income.

The fund hereby designates as capital gain dividend with respect to the taxable year ended August 31, 2007, $663,744, or , if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 19% means that 81% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity AMT Tax-Free Money Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMM-UANN-1007
1.790914.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, August 31, 2007, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity AMT Tax-Free Money Fund	$44,000	$42,000
Fidelity Arizona Municipal Money Market Fund	$36,000	$33,000
Fidelity Municipal Money Market Fund	$85,000	$85,000
All funds in the Fidelity Group of Funds audited by PwC	$14,300,000	$13,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended August 31, 2007 and August 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity AMT Tax-Free Money Fund	$0	$0
Fidelity Arizona Municipal Money Market Fund	$0	$0
Fidelity Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity AMT Tax-Free Money Fund	$1,900	$1,800
Fidelity Arizona Municipal Money Market Fund	$1,900	$1,800
Fidelity Municipal Money Market Fund	$1,900	$1,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity AMT Tax-Free Money Fund	$2,800	$3,100
Fidelity Arizona Municipal Money Market Fund	$1,100	$1,200
Fidelity Municipal Money Market Fund	$10,600	$11,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$275,000	$155,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate fees billed by PwC of $1,405,000A and $1,180,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$295,000	$180,000
Non-Covered Services	$1,110,000	$1,000,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007